UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-4786
Ariel Investment Trust
(Exact name of registrant as specified in charter)

200 East Randolph Street
Suite 2900
Chicago, Illinois, 60601
(Address of principal executive offices) (Zip code)

Emma Rodriguez-Ayala, Esq.
200 East Randolph Street
Suite 2900
Chicago, Illinois 60601
(Name and address of agent for service)

with a copy to:

Paulita Pike, Esq.
Ropes & Gray LLP
191 North Wacker Drive
32nd Floor
Chicago, Illinois 60606
Registrant's telephone number, including area code:
(312) 726-0140
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
(b) Not Applicable.

Ariel Fund
Investor Class/ARGFX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Investor Class)	$106	1.01%
Management's Discussion of Fund Performance
Ariel Fund Investor Class advanced +9.86% over the trailing one-year period, ahead of both the Russell 2500TM Value Index’s +9.00% return and the Russell 2000® Value Index’s +7.88% gain but trailing the Russell 2500TM Index's return of +10.16%.
TOP PERFORMANCE CONTRIBUTORS
Global leader in for-profit education, Adtalem Global Education (ATGE), was the top contributor to performance with robust earnings and accelerating student enrollment, prompting a raise to full year guidance. Chamberlain and Walden, both Adtalem- owned Universities, outperformed on revenue per student and margins, while remediation efforts at the medical and veterinary schools showed encouraging progress. Despite regulatory uncertainty in U.S. education, we view ATGE as well insulated. With strong fundamentals, consistent free cash flow, and leadership in nursing and minority medical education, we believe ATGE is well-positioned to benefit from the ongoing healthcare labor shortage.
Additionally, live entertainment, media and technology company, Sphere Entertainment Co. (SPHR) advanced over the period, supported by strengthening business fundamentals and strong consumer demand for The Wizard of Oz, which continues to outperform expectations. Financial results should continue to ramp as Sphere scales its concert residencies, launches the capital-light ‘Sphere Network’ of smaller immersive venues domestically and drives higher utilization across show types. We also anticipate incremental upside from advertising, sponsorship, and suite revenue. Additionally, international expansion plans beyond Abu Dhabi remain a strategic priority. In our view, Sphere’s Las Vegas venue and its scalable franchise potential represent a compelling long-term opportunity that remains meaningfully undervalued.
TOP PERFORMANCE DETRACTORS
U.S. direct-to-consumer pool and spa care services company, Leslie’s Inc. (LESL) was the biggest performance detractor over the period due to disappointing earnings results and downward revisions to full year guidance. Unfavorable weather, soft consumer demand, and excess inventory pressured pricing and margins. Management is focused on cost-cutting, inventory optimization, and improving in-store traffic, while continuing to reduce debt. Despite recent challenges, we remain cautiously optimistic given Leslie’s loyal customer base, scale advantages, and omnichannel strength. Notably, the company also executed a reverse stock split during the period as part of its broader strategic reset.
Manufacturer and distributor of floorcovering products, Mohawk Industries Inc. (MHK) also declined during the period as housing market headwinds continued to pressure consumer demand, pricing and input costs. While earnings results were in-line, management lowered near-term guidance amid macro uncertainty. MHK remains better positioned than peers, with domestically sourced products and ongoing cost restructuring. Meanwhile, new product momentum is driving mix and share gains in North America and the company increased its buyback authorization, reinforcing confidence in its long-term outlook.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Fund (Investor Class)	9.86%	14.79%	9.98%
Russell 2500TM Value Index	9.00%	14.96%	9.68%
Russell 2000® Value Index[1]	7.88%	15.49%	9.23%
Russell 2500TM Index	10.16%	12.09%	10.52%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%
1 The Russell 2000® Value Index is replacing the Russell 2500TM Index because it more closely aligns with certain market sectors in which the Fund invests.
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$2,585,239,013
Total number of portfolio holdings	35
Total advisory fees paid	$14,928,255
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Sphere Entertainment Company	5.83%
Madison Square Garden Entertainment Corporation	5.57%
Carlyle Group, Inc.	4.45%
Adtalem Global Education, Inc.	4.31%
Affiliated Managers Group, Inc.	4.14%
Boyd Gaming Corporation	4.12%
Envista Holdings Corporation	4.01%
Mohawk Industries, Inc.	3.80%
Bio-Rad Laboratories, Inc.	3.76%
Lazard, Inc., Class A	3.66%

Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel Fund
Institutional Class/ARAIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Institutional Class)	$74	0.70%
Management's Discussion of Fund Performance
Ariel Fund Institutional Class advanced +10.22% over the trailing one-year period, ahead of both the Russell 2500TM Value Index’s +9.00% return and the Russell 2000® Value Index’s +7.88% gain but trailing the Russell 2500TM Index's return of +10.16%.
TOP PERFORMANCE CONTRIBUTORS
Global leader in for-profit education, Adtalem Global Education (ATGE), was the top contributor to performance with robust earnings and accelerating student enrollment, prompting a raise to full year guidance. Chamberlain and Walden, both Adtalem-owned Universities, outperformed on revenue per student and margins, while remediation efforts at the medical and veterinary schools showed encouraging progress. Despite regulatory uncertainty in U.S. education, we view ATGE as well insulated. With strong fundamentals, consistent free cash flow, and leadership in nursing and minority medical education, we believe ATGE is well-positioned to benefit from the ongoing healthcare labor shortage.
Additionally, live entertainment, media and technology company, Sphere Entertainment Co. (SPHR) advanced over the period, supported by strengthening business fundamentals and strong consumer demand for The Wizard of Oz, which continues to outperform expectations. Financial results should continue to ramp as Sphere scales its concert residencies, launches the capital-light ‘Sphere Network’ of smaller immersive venues domestically and drives higher utilization across show types. We also anticipate incremental upside from advertising, sponsorship, and suite revenue. Additionally, international expansion plans beyond Abu Dhabi remain a strategic priority. In our view, Sphere’s Las Vegas venue and its scalable franchise potential represent a compelling long-term opportunity that remains meaningfully undervalued.
TOP PERFORMANCE DETRACTORS
U.S. direct-to-consumer pool and spa care services company, Leslie’s Inc. (LESL) was the biggest performance detractor over the period due to disappointing earnings results and downward revisions to full year guidance. Unfavorable weather, soft consumer demand, and excess inventory pressured pricing and margins. Management is focused on cost-cutting, inventory optimization, and improving in-store traffic, while continuing to reduce debt. Despite recent challenges, we remain cautiously optimistic given Leslie’s loyal customer base, scale advantages, and omnichannel strength. Notably, the company also executed a reverse stock split during the period as part of its broader strategic reset.
Manufacturer and distributor of floorcovering products, Mohawk Industries Inc. (MHK) also declined during the period as housing market headwinds continued to pressure consumer demand, pricing and input costs. While earnings results were in-line, management lowered near-term guidance amid macro uncertainty. MHK remains better positioned than peers, with domestically sourced products and ongoing cost restructuring. Meanwhile, new product momentum is driving mix and share gains in North America and the company increased its buyback authorization, reinforcing confidence in its long-term outlook.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Fund (Institutional Class)	10.22%	15.15%	10.32%
Russell 2500TM Value Index	9.00%	14.96%	9.68%
Russell 2000® Value Index[1]	7.88%	15.49%	9.23%
Russell 2500TM Index	10.16%	12.09%	10.52%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%
1 The Russell 2000® Value Index is replacing the Russell 2500TM Index because it more closely aligns with certain market sectors in which the Fund invests.
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$2,585,239,013
Total number of portfolio holdings	35
Total advisory fees paid	$14,928,255
Portfolio turnover rate as of the end of the reporting period	17%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Sphere Entertainment Company	5.83%
Madison Square Garden Entertainment Corporation	5.57%
Carlyle Group, Inc.	4.45%
Adtalem Global Education, Inc.	4.31%
Affiliated Managers Group, Inc.	4.14%
Boyd Gaming Corporation	4.12%
Envista Holdings Corporation	4.01%
Mohawk Industries, Inc.	3.80%
Bio-Rad Laboratories, Inc.	3.76%
Lazard, Inc., Class A	3.66%

Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel Appreciation Fund
Investor Class/CAAPX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Investor Class)	$119	1.15%
Management's Discussion of Fund Performance
Ariel Appreciation Fund Investor Class increased +7.26% over the trailing one-year period, slightly behind the Russell Midcap® Value Index’s +7.58% return and short of the +11.11% gain posted by the Russell Midcap® Index.
TOP PERFORMANCE CONTRIBUTORS
Supplier of residential thermal, comfort and security solutions, Resideo Technologies, Inc. (REZI) was the top contributor for the year, boosted by strong earnings results. Organic revenue, EBITDA and adjusted EPS all exceeded expectations. The company also finalized its agreement with Honeywell, eliminating future financial obligations under their indemnification agreement. We believe REZI remains undervalued, with long-term growth supported by rising demand for connected smart home solutions and continued product innovation.
Leading global financial franchise, Northern Trust Corporation (NTRS) also advanced following strong quarterly earnings results and rumors of a potential merger with Bank of New York Mellon. In our view, NTRS remains a trusted name offering diversified products in a favorable industry with high barriers to entry. We believe Northern’s 135-year track record highlights its stability and strength in navigating macroeconomic volatility with a conservative, operating approach.
TOP PERFORMANCE DETRACTORS
CarMax, Inc. (KMX), a leading used and wholesale vehicle auction operator, was the largest detractor from performance during the period. Management suspended the timeframes around its long-term strategic objectives, citing heightened macroeconomic uncertainty. Earnings disappointed, driven by lower unit sales and an increase in loan loss provisions. The demand slowdown followed a prior quarter’s pull-forward, as customers sought to preempt potential tariffs. The rise in provisions was concentrated in pandemic-era loans, which have underperformed, while more recent vintages are performing in line with expectations—suggesting the credit deterioration is largely contained. We view the weakness as cyclical, reflecting broader macro and industry volatility rather than structural challenges. As the market share leader in used vehicles, we believe CarMax’s scale and omnichannel capabilities position it well for long-term growth once conditions normalize.
Oil services company, Core Laboratories (CLB) also declined over the trailing one-year period due to weaker financial results, margin pressure, and soft U.S. onshore activity. International disruptions and declining capital efficiency further weighed on performance. Importantly, management noted tariffs should have minimal impact given CLB’s service-based revenue and domestic footprint. Looking ahead, the company expects international growth from projects in the Middle East, Asia Pacific, and West Africa, while remaining focused on free cash flow generation, debt reduction, and improving return on invested capital.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Appreciation Fund (Investor Class)	7.26%	11.55%	8.13%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Russell Midcap® Index	11.11%	12.66%	11.39%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$896,295,297
Total number of portfolio holdings	42
Total advisory fees paid	$6,610,823
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Generac Holdings, Inc.	3.54%
Sphere Entertainment Company	3.42%
Madison Square Garden Entertainment Corporation	3.41%
Norwegian Cruise Line Holdings, Ltd.	3.37%
Charles River Laboratories International, Inc.	3.31%
Labcorp Holdings, Inc.	3.20%
Interpublic Group of Companies, Inc.	3.08%
Knowles Corporation	3.06%
Mattel, Inc.	3.05%
Carlyle Group, Inc.	3.01%

Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel Appreciation Fund
Institutional Class/CAAIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Institutional Class)	$87	0.84%
Management's Discussion of Fund Performance
Ariel Appreciation Fund Institutional Class increased +7.60% over the trailing one-year period, slightly ahead of the Russell Midcap® Value Index’s +7.58% return and short of the +11.11% gain posted by the Russell Midcap® Index.
TOP PERFORMANCE CONTRIBUTORS
Supplier of residential thermal, comfort and security solutions, Resideo Technologies, Inc. (REZI) was the top contributor for the year, boosted by strong earnings results. Organic revenue, EBITDA and adjusted EPS all exceeded expectations. The company also finalized its agreement with Honeywell, eliminating future financial obligations under their indemnification agreement. We believe REZI remains undervalued, with long-term growth supported by rising demand for connected smart home solutions and continued product innovation.
Leading global financial franchise, Northern Trust Corporation (NTRS) also advanced following strong quarterly earnings results and rumors of a potential merger with Bank of New York Mellon. In our view, NTRS remains a trusted name offering diversified products in a favorable industry with high barriers to entry. We believe Northern’s 135-year track record highlights its stability and strength in navigating macroeconomic volatility with a conservative, operating approach.
TOP PERFORMANCE DETRACTORS
CarMax, Inc. (KMX), a leading used and wholesale vehicle auction operator, was the largest detractor from performance during the period. Management suspended the timeframes around its long-term strategic objectives, citing heightened macroeconomic uncertainty. Earnings disappointed, driven by lower unit sales and an increase in loan loss provisions. The demand slowdown followed a prior quarter’s pull-forward, as customers sought to preempt potential tariffs. The rise in provisions was concentrated in pandemic-era loans, which have underperformed, while more recent vintages are performing in line with expectations—suggesting the credit deterioration is largely contained. We view the weakness as cyclical, reflecting broader macro and industry volatility rather than structural challenges. As the market share leader in used vehicles, we believe CarMax’s scale and omnichannel capabilities position it well for long-term growth once conditions normalize.
Oil services company, Core Laboratories (CLB) also declined over the trailing one-year period due to weaker financial results, margin pressure, and soft U.S. onshore activity. International disruptions and declining capital efficiency further weighed on performance. Importantly, management noted tariffs should have minimal impact given CLB’s service-based revenue and domestic footprint. Looking ahead, the company expects international growth from projects in the Middle East, Asia Pacific, and West Africa, while remaining focused on free cash flow generation, debt reduction, and improving return on invested capital.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Appreciation Fund (Institutional Class)	7.60%	11.89%	8.46%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Russell Midcap® Index	11.11%	12.66%	11.39%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$896,295,297
Total number of portfolio holdings	42
Total advisory fees paid	$6,610,823
Portfolio turnover rate as of the end of the reporting period	25%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Generac Holdings, Inc.	3.54%
Sphere Entertainment Company	3.42%
Madison Square Garden Entertainment Corporation	3.41%
Norwegian Cruise Line Holdings, Ltd.	3.37%
Charles River Laboratories International, Inc.	3.31%
Labcorp Holdings, Inc.	3.20%
Interpublic Group of Companies, Inc.	3.08%
Knowles Corporation	3.06%
Mattel, Inc.	3.05%
Carlyle Group, Inc.	3.01%

Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel Focus Fund
Investor Class/ARFFX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Investor Class)	$110	1.00%
Management's Discussion of Fund Performance
Ariel Focus Fund Investor Class jumped +20.14% over the trailing one-year period, outperforming the +9.44% return posted by the Russell 1000® Value Index and the +17.60% gain of the S&P 500® Index.
TOP PERFORMANCE CONTRIBUTORS
Supplier of residential thermal, comfort and security solutions, Resideo Technologies, Inc. (REZI) was the top contributor for the year, boosted by strong earnings results. Organic revenue, EBITDA and adjusted EPS all exceeded expectations. The company also finalized its agreement with Honeywell, eliminating future financial obligations under their indemnification agreement. We believe REZI remains undervalued, with long-term growth supported by rising demand for connected smart home solutions and continued product innovation.
Global leader in enterprise software, Oracle Corporation (ORCL) was another top performer over the trailing one-year period as investor enthusiasm for its cloud and AI strategy outweighed mixed earnings results and a cautious near-term outlook. A record $455B in remaining performance obligations (RPO) backlog and ~500% Cloud RPO growth tied to four major contracts underscored surging demand for Oracle Cloud Infrastructure (OCI), with revenue visibility now extending through FY30. MultiCloud database revenue from Amazon, Google, and Microsoft also accelerated, supported by plans to deliver 37 new datacenters. Operating margins improved, capex was raised to meet robust demand, and the upcoming launch of Oracle AI Database is expected to further drive cloud consumption. In our view, Oracle’s entrenched leadership in database software and cloud infrastructure positions it as a key beneficiary of global generative AI adoption.
TOP PERFORMANCE DETRACTORS
Manufacturer and distributor of floorcovering products, Mohawk Industries Inc. (MHK) was the biggest detractor from results during the period as housing market headwinds continued to pressure consumer demand, pricing and input costs. While earnings results were in-line, management lowered near-term guidance amid macro uncertainty. MHK remains better positioned than peers, with domestically sourced products and ongoing cost restructuring. Meanwhile, new product momentum is driving mix and share gains in North America and the company increased its buyback authorization, reinforcing confidence in its long-term outlook.
Oil services company, Core Laboratories (CLB) declined over the trailing one-year period due to weaker financial results, margin pressure, and soft U.S. onshore activity. International disruptions and declining capital efficiency further weighed on performance. Importantly, management noted tariffs should have minimal impact given CLB’s service-based revenue and domestic footprint. Looking ahead, the company expects international growth from projects in the Middle East, Asia Pacific, and West Africa, while remaining focused on free cash flow generation, debt reduction, and improving return on invested capital.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Focus Fund (Investor Class)	20.14%	14.56%	10.37%
Russell 1000® Value Index	9.44%	13.87%	10.72%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$77,686,523
Total number of portfolio holdings	28
Total advisory fees paid	$317,434
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Johnson & Johnson	5.69%
Resideo Technologies, Inc.	5.38%
BOK Financial Corporation	5.13%
Affiliated Managers Group, Inc.	5.03%
PHINIA, Inc.	4.77%
Snap-on, Inc.	4.76%
Bank of America Corporation	4.75%
Barrick Mining Corporation	4.73%
Mohawk Industries, Inc.	4.73%
APA Corporation	4.38%

Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel Focus Fund
Institutional Class/AFOYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Institutional Class)	$83	0.75%
Management's Discussion of Fund Performance
Ariel Focus Fund Institutional Class jumped +20.47% over the trailing one-year period, outperforming the +9.44% return posted by the Russell 1000® Value Index and the +17.60% gain of the S&P 500® Index.
TOP PERFORMANCE CONTRIBUTORS
Supplier of residential thermal, comfort and security solutions, Resideo Technologies, Inc. (REZI) was the top contributor for the year, boosted by strong earnings results. Organic revenue, EBITDA and adjusted EPS all exceeded expectations. The company also finalized its agreement with Honeywell, eliminating future financial obligations under their indemnification agreement. We believe REZI remains undervalued, with long-term growth supported by rising demand for connected smart home solutions and continued product innovation.
Global leader in enterprise software, Oracle Corporation (ORCL) was another top performer over the trailing one-year period as investor enthusiasm for its cloud and AI strategy outweighed mixed earnings results and a cautious near-term outlook. A record $455B in remaining performance obligations (RPO) backlog and ~500% Cloud RPO growth tied to four major contracts underscored surging demand for Oracle Cloud Infrastructure (OCI), with revenue visibility now extending through FY30. MultiCloud database revenue from Amazon, Google, and Microsoft also accelerated, supported by plans to deliver 37 new datacenters. Operating margins improved, capex was raised to meet robust demand, and the upcoming launch of Oracle AI Database is expected to further drive cloud consumption. In our view, Oracle’s entrenched leadership in database software and cloud infrastructure positions it as a key beneficiary of global generative AI adoption.
TOP PERFORMANCE DETRACTORS
Manufacturer and distributor of floorcovering products, Mohawk Industries Inc. (MHK) was the biggest detractor from results during the period as housing market headwinds continued to pressure consumer demand, pricing and input costs. While earnings results were in-line, management lowered near-term guidance amid macro uncertainty. MHK remains better positioned than peers, with domestically sourced products and ongoing cost restructuring. Meanwhile, new product momentum is driving mix and share gains in North America and the company increased its buyback authorization, reinforcing confidence in its long-term outlook.
Oil services company, Core Laboratories (CLB) declined over the trailing one-year period due to weaker financial results, margin pressure, and soft U.S. onshore activity. International disruptions and declining capital efficiency further weighed on performance. Importantly, management noted tariffs should have minimal impact given CLB’s service-based revenue and domestic footprint. Looking ahead, the company expects international growth from projects in the Middle East, Asia Pacific, and West Africa, while remaining focused on free cash flow generation, debt reduction, and improving return on invested capital.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Focus Fund (Institutional Class)	20.47%	14.86%	10.64%
Russell 1000® Value Index	9.44%	13.87%	10.72%
S&P 500® Index (Broad-based Index)	17.60%	16.47%	15.30%
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$77,686,523
Total number of portfolio holdings	28
Total advisory fees paid	$317,434
Portfolio turnover rate as of the end of the reporting period	31%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Johnson & Johnson	5.69%
Resideo Technologies, Inc.	5.38%
BOK Financial Corporation	5.13%
Affiliated Managers Group, Inc.	5.03%
PHINIA, Inc.	4.77%
Snap-on, Inc.	4.76%
Bank of America Corporation	4.75%
Barrick Mining Corporation	4.73%
Mohawk Industries, Inc.	4.73%
APA Corporation	4.38%

Industry Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel International Fund
Investor Class/AINTX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Investor Class)	$125	1.13%
Management's Discussion of Fund Performance
Ariel International Fund Investor Class advanced +22.01% over the trailing one-year period, outperforming both the MSCI EAFE Net and MSCI ACWI ex-US Net indices, which returned +14.99% and +16.45%, respectively. Ariel International Fund Investor Class lagged the MSCI EAFE Value Net Index’s +22.53% return, but came in ahead of the MSCI ACWI ex-US Value Net Index's +20.17% gain.
TOP PERFORMANCE CONTRIBUTORS
Lasertec Corporation, a Japan-based niche manufacturer of semiconductor and flat panel display production equipment was a top contributor to performance over the period. Improving investor sentiment lifted shares as Lasertec remains the only company with commercialized inspection systems that use extreme ultraviolet lithography (EUV) light sources. Management also reiterated their expectation for an order recovery in 2026 with the number of specific projects increasing and visibility in the outlook improving. Moreover, we believe Lasertec’s process control intensity is nearing an inflection as the business shifts towards high volume manufacturing. Notably, the company’s Actinic Patterned Mask Inspection (APMI) tool also provides a cheaper alternative to Advanced Semiconductor Materials Lithography (ASML).  We think this in combination with an expansion of EUV processes in semiconductor production offers significant upside optionality over the long-term.
Bank holding company, BAWAG Group AG has advanced meaningfully following its strategic acquisitions of Barclays Consumer Bank Europe and Knab, a Netherlands-based mortgage bank. These transactions mark pivotal milestones, significantly enhancing the Group’s footprint across key European markets. In our view, current consensus estimates for 2025 and 2026 underappreciate the company’s long-term potential—particularly its ability to deliver sustainable growth, maintain best-in-class cost efficiency, and generate sector-leading capital returns. Management continues to execute with discipline, delivering strong financial results while remaining steadfast in its commitment to robust free cash flow generation and consistent capital return to shareholders through dividends.
TOP PERFORMANCE DETRACTORS
French pharmaceutical company, Sanofi underperformed during the period, driven by mixed Phase 3 results for Itepekimab in COPD, which pressured shares. Our thesis on the broader pipeline did not materialize, and Sanofi now exhibits a muted growth profile relative to peers, with limited exposure to high-growth areas such as obesity/GLP-1. While Dupixent remains a strong contributor, its outsized share of earnings heightens vulnerability to future competition and biosimilars. Rising research and development spend, pricing headwinds in the U.S. and European Union, as well as erosion in the legacy portfolio further cloud the outlook. As a result, we exited the position to reallocate capital toward more compelling opportunities.
French multinational tire manufacturer, Michelin (CDGE) was a notable underperformer during the period, impacted by softer demand amid a challenging macroeconomic backdrop. Despite volume declines, margins remain resilient, supported by a favorable pricing mix and disciplined cost management. In response to near-term market pressures, management announced the planned closures of factories in France and Mexico. These actions are part of a broader strategic effort to reshape Michelin’s global footprint and align production with long-term market trends. While near-term demand remains uneven, the restructuring enhances operational flexibility and positions the company to benefit as end markets recover. We remain constructive on Michelin’s strong global competitive position, pricing power, and financial discipline. Shares currently trade at a meaningful discount to historical multiples, despite a strengthened balance sheet, robust free cash flow generation and attractive capital returns to shareholders.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel International Fund (Investor Class)	22.01%	8.33%	5.98%
MSCI EAFE Net Index (Broad-based Index)	14.99%	11.15%	8.17%
MSCI ACWI ex-US Net Index	16.45%	10.26%	8.23%
MSCI EAFE Value Net Index	22.53%	15.66%	8.16%
MSCI ACWI ex-US Value Net Index	20.17%	14.41%	8.10%
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$269,391,634
Total number of portfolio holdings	60
Total advisory fees paid	$1,498,186
Portfolio turnover rate as of the end of the reporting period	89%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Fresenius Medical Care AG	4.85%
Lasertec Corporation	4.11%
Murata Manufacturing Company, Ltd.	3.94%
Aptiv plc	3.86%
Informa plc	3.74%
Tesco plc	3.58%
BAWAG Group AG	3.56%
Sega Sammy Holdings, Inc.	3.48%
Syensqo SA	3.30%
Bandai Namco Holdings, Inc.	3.28%

Sector Allocation
Financials	19.77%
Consumer Discretionary	19.30%
Information Technology	15.89%
Communication Services	13.25%
Industrials	8.13%
Health Care	7.98%
Consumer Staples	5.45%
Utilities	3.86%
Materials & Processing	3.30%
Other	1.32%

Geographic Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel International Fund
Institutional Class/AINIX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Institutional Class)	$98	0.88%
Management's Discussion of Fund Performance
Ariel International Fund Institutional Class advanced +22.27% over the trailing one-year period, outperforming both the MSCI EAFE Net and MSCI ACWI ex-US Net indices, which returned +14.99% and +16.45%, respectively. Ariel International Fund Institutional Class lagged the MSCI EAFE Value Net Index’s +22.53% return, but came in ahead of the MSCI ACWI ex-US Value Net Index's +20.17% gain.
TOP PERFORMANCE CONTRIBUTORS
Lasertec Corporation, a Japan-based niche manufacturer of semiconductor and flat panel display production equipment was a top contributor to performance over the period. Improving investor sentiment lifted shares as Lasertec remains the only company with commercialized inspection systems that use extreme ultraviolet lithography (EUV) light sources. Management also reiterated their expectation for an order recovery in 2026 with the number of specific projects increasing and visibility in the outlook improving. Moreover, we believe Lasertec’s process control intensity is nearing an inflection as the business shifts towards high volume manufacturing. Notably, the company’s Actinic Patterned Mask Inspection (APMI) tool also provides a cheaper alternative to Advanced Semiconductor Materials Lithography (ASML).  We think this in combination with an expansion of EUV processes in semiconductor production offers significant upside optionality over the long-term.
Bank holding company, BAWAG Group AG has advanced meaningfully following its strategic acquisitions of Barclays Consumer Bank Europe and Knab, a Netherlands-based mortgage bank. These transactions mark pivotal milestones, significantly enhancing the Group’s footprint across key European markets. In our view, current consensus estimates for 2025 and 2026 underappreciate the company’s long-term potential—particularly its ability to deliver sustainable growth, maintain best-in-class cost efficiency, and generate sector-leading capital returns. Management continues to execute with discipline, delivering strong financial results while remaining steadfast in its commitment to robust free cash flow generation and consistent capital return to shareholders through dividends.
TOP PERFORMANCE DETRACTORS
French pharmaceutical company, Sanofi underperformed during the period, driven by mixed Phase 3 results for Itepekimab in COPD, which pressured shares. Our thesis on the broader pipeline did not materialize, and Sanofi now exhibits a muted growth profile relative to peers, with limited exposure to high-growth areas such as obesity/GLP-1. While Dupixent remains a strong contributor, its outsized share of earnings heightens vulnerability to future competition and biosimilars. Rising research and development spend, pricing headwinds in the U.S. and European Union, as well as erosion in the legacy portfolio further cloud the outlook. As a result, we exited the position to reallocate capital toward more compelling opportunities.
French multinational tire manufacturer, Michelin (CDGE) was a notable underperformer during the period, impacted by softer demand amid a challenging macroeconomic backdrop. Despite volume declines, margins remain resilient, supported by a favorable pricing mix and disciplined cost management. In response to near-term market pressures, management announced the planned closures of factories in France and Mexico. These actions are part of a broader strategic effort to reshape Michelin’s global footprint and align production with long-term market trends. While near-term demand remains uneven, the restructuring enhances operational flexibility and positions the company to benefit as end markets recover. We remain constructive on Michelin’s strong global competitive position, pricing power, and financial discipline. Shares currently trade at a meaningful discount to historical multiples, despite a strengthened balance sheet, robust free cash flow generation and attractive capital returns to shareholders.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel International Fund (Institutional Class)	22.27%	8.59%	6.24%
MSCI EAFE Net Index (Broad-based Index)	14.99%	11.15%	8.17%
MSCI ACWI ex-US Net Index	16.45%	10.26%	8.23%
MSCI EAFE Value Net Index	22.53%	15.66%	8.16%
MSCI ACWI ex-US Value Net Index	20.17%	14.41%	8.10%
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$269,391,634
Total number of portfolio holdings	60
Total advisory fees paid	$1,498,186
Portfolio turnover rate as of the end of the reporting period	89%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Fresenius Medical Care AG	4.85%
Lasertec Corporation	4.11%
Murata Manufacturing Company, Ltd.	3.94%
Aptiv plc	3.86%
Informa plc	3.74%
Tesco plc	3.58%
BAWAG Group AG	3.56%
Sega Sammy Holdings, Inc.	3.48%
Syensqo SA	3.30%
Bandai Namco Holdings, Inc.	3.28%

Sector Allocation
Financials	19.77%
Consumer Discretionary	19.30%
Information Technology	15.89%
Communication Services	13.25%
Industrials	8.13%
Health Care	7.98%
Consumer Staples	5.45%
Utilities	3.86%
Materials & Processing	3.30%
Other	1.32%

Geographic Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel Global Fund
Investor Class/AGLOX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Investor Class)	$128	1.19%
Management's Discussion of Fund Performance
Ariel Global Fund Investor Class traded +15.53% higher over the trailing one-year period, falling short of the MSCI ACWI Net Index’s +17.27% gain, but ahead of the +12.14% return of the MSCI ACWI Value Net Index.
TOP PERFORMANCE CONTRIBUTORS
Lasertec Corporation, a Japan-based niche manufacturer of semiconductor and flat panel display production equipment was a top contributor to performance over the period. Improving investor sentiment lifted shares as Lasertec remains the only company with commercialized inspection systems that use extreme ultraviolet lithography (EUV) light sources. Management also reiterated their expectation for an order recovery in 2026 with the number of specific projects increasing and visibility in the outlook improving. Moreover, we believe Lasertec’s process control intensity is nearing an inflection as the business shifts towards high volume manufacturing. Notably, the company’s Actinic Patterned Mask Inspection (APMI) tool also provides a cheaper alternative to Advanced Semiconductor Materials Lithography (ASML).  We think this in combination with an expansion of EUV processes in semiconductor production offers significant upside optionality over the long-term.
Korea-based leading pure-play producer of memory semiconductor products, SK Hynix Inc. advanced over the period following robust earnings results. Strong Artificial Intelligence (AI) driven demand for High Bandwidth Memory (HBM) products as well as a recovery in commodity memory prices were key highlights. Furthermore, the company is gaining market share in high-content server-grade Dynamic Random Access Memory (DRAM) modules and Solid State Drives (SSDs). With its entire 2025 HBM supply sold out and Nvidia as a key customer, SK Hynix solidified its leadership in the AI memory market.
TOP PERFORMANCE DETRACTORS
French pharmaceutical company, Sanofi underperformed during the period, driven by mixed Phase 3 results for Itepekimab in COPD, which pressured shares. Our thesis on the broader pipeline did not materialize, and Sanofi now exhibits a muted growth profile relative to peers, with limited exposure to high-growth areas such as obesity/GLP-1. While Dupixent remains a strong contributor, its outsized share of earnings heightens vulnerability to future competition and biosimilars. Rising research and development spend, pricing headwinds in the U.S. and European Union, as well as erosion in the legacy portfolio further cloud the outlook. As a result, we exited the position to reallocate capital toward more compelling opportunities.
China-based e-commerce company, JD.com, Inc. declined during the period primarily due to concerns surrounding the company's aggressive expansion into the highly competitive food delivery business. Specifically, the size of the investment and incremental return on the initiative remains unclear. Meanwhile, the core e-commerce business continues to deliver strong results highlighted by double-digit top line growth and margin expansion. Despite the attractive valuation and strength of the core business, we have trimmed the position to reflect our emerging concerns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Investor Class Shares Class. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $10,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Global Fund (Investor Class)	15.53%	10.80%	8.63%
MSCI ACWI Net Index (Broad-based Index)	17.27%	13.54%	11.91%
MSCI ACWI Value Net Index	12.14%	13.45%	9.12%
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$54,542,574
Total number of portfolio holdings	68
Total advisory fees paid	$188,276
Portfolio turnover rate as of the end of the reporting period	99%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Microsoft Corporation	5.32%
First Solar, Inc.	3.71%
Fresenius Medical Care AG	3.60%
CVS Health Corporation	3.38%
Walt Disney Company	2.99%
Publicis Groupe SA	2.87%
Murata Manufacturing Company, Ltd.	2.69%
Verizon Communications, Inc.	2.61%
Lasertec Corporation	2.59%
Tesco plc	2.57%

Sector Allocation
Information Technology	26.25%
Financials	16.26%
Communication Services	14.78%
Health Care	12.03%
Consumer Discretionary	11.60%
Industrials	5.96%
Consumer Staples	4.13%
Utilities	4.01%
Other	3.82%

Geographic Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Ariel Global Fund
Institutional Class/AGLYX
ANNUAL SHAREHOLDER REPORT | September 30, 2025
This annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2024 to September 30, 2025. You can find additional information about the Fund at  arielinvestments.com/fundreports. You may also request this information by contacting us at 800.292.7435.
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Institutional Class)	$101	0.94%
Management's Discussion of Fund Performance
Ariel Global Fund Institutional Class traded +15.82% higher over the trailing one-year period, falling short of the MSCI ACWI Net Index’s +17.27% gain, but ahead of the +12.14% return of the MSCI ACWI Value Net Index.
TOP PERFORMANCE CONTRIBUTORS
Lasertec Corporation, a Japan-based niche manufacturer of semiconductor and flat panel display production equipment was a top contributor to performance over the period. Improving investor sentiment lifted shares as Lasertec remains the only company with commercialized inspection systems that use extreme ultraviolet lithography (EUV) light sources. Management also reiterated their expectation for an order recovery in 2026 with the number of specific projects increasing and visibility in the outlook improving. Moreover, we believe Lasertec’s process control intensity is nearing an inflection as the business shifts towards high volume manufacturing. Notably, the company’s Actinic Patterned Mask Inspection (APMI) tool also provides a cheaper alternative to Advanced Semiconductor Materials Lithography (ASML).  We think this in combination with an expansion of EUV processes in semiconductor production offers significant upside optionality over the long-term.
Korea-based leading pure-play producer of memory semiconductor products, SK Hynix Inc. advanced over the period following robust earnings results. Strong Artificial Intelligence (AI) driven demand for High Bandwidth Memory (HBM) products as well as a recovery in commodity memory prices were key highlights. Furthermore, the company is gaining market share in high-content server-grade Dynamic Random Access Memory (DRAM) modules and Solid State Drives (SSDs). With its entire 2025 HBM supply sold out and Nvidia as a key customer, SK Hynix solidified its leadership in the AI memory market.
TOP PERFORMANCE DETRACTORS
French pharmaceutical company, Sanofi underperformed during the period, driven by mixed Phase 3 results for Itepekimab in COPD, which pressured shares. Our thesis on the broader pipeline did not materialize, and Sanofi now exhibits a muted growth profile relative to peers, with limited exposure to high-growth areas such as obesity/GLP-1. While Dupixent remains a strong contributor, its outsized share of earnings heightens vulnerability to future competition and biosimilars. Rising research and development spend, pricing headwinds in the U.S. and European Union, as well as erosion in the legacy portfolio further cloud the outlook. As a result, we exited the position to reallocate capital toward more compelling opportunities.
China-based e-commerce company, JD.com, Inc. declined during the period primarily due to concerns surrounding the company's aggressive expansion into the highly competitive food delivery business. Specifically, the size of the investment and incremental return on the initiative remains unclear. Meanwhile, the core e-commerce business continues to deliver strong results highlighted by double-digit top line growth and margin expansion. Despite the attractive valuation and strength of the core business, we have trimmed the position to reflect our emerging concerns.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Institutional Class Shares Class. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate broad-based securities market index for the same period.
Growth of $1,000,000
Average Annual Total Returns	1-Year	5-Year	10-Year
Ariel Global Fund (Institutional Class)	15.82%	11.08%	8.89%
MSCI ACWI Net Index (Broad-based Index)	17.27%	13.54%	11.91%
MSCI ACWI Value Net Index	12.14%	13.45%	9.12%
Performance data quoted represents past performance and does not guarantee future results.
All performance assumes the reinvestment of dividends and capital gains. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Please visit arielinvestments.com/performance for recent and since inception performance results.
Key Fund Statistics
Net assets	$54,542,574
Total number of portfolio holdings	68
Total advisory fees paid	$188,276
Portfolio turnover rate as of the end of the reporting period	99%
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.

Top Ten Holdings
Microsoft Corporation	5.32%
First Solar, Inc.	3.71%
Fresenius Medical Care AG	3.60%
CVS Health Corporation	3.38%
Walt Disney Company	2.99%
Publicis Groupe SA	2.87%
Murata Manufacturing Company, Ltd.	2.69%
Verizon Communications, Inc.	2.61%
Lasertec Corporation	2.59%
Tesco plc	2.57%

Sector Allocation
Information Technology	26.25%
Financials	16.26%
Communication Services	14.78%
Health Care	12.03%
Consumer Discretionary	11.60%
Industrials	5.96%
Consumer Staples	4.13%
Utilities	4.01%
Other	3.82%

Geographic Allocation
Availability of Additional Information
Please visit arielinvestments.com/fundreports for the Fund's prospectus, financial information, fund holdings and proxy voting information. You can also request this information by contacting us at 800.292.7435.
Householding
To reduce fund expenses, we will deliver a single copy of shareholder documents to investors with multiple accounts at the same address. If you would prefer individual copies for each account please call 800.292.7435 or contact your financial intermediary. Instructions are typically effective within 30 days.
SLOW AND STEADY WINS THE RACE

Item 2. Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer, or persons performing similar functions.

During the period covered by this report, the code of ethics was revised to reflect a change in principal financial officer for the registrant.

A copy of the current code of ethics is available on our web site at www.arielinvestments.com and without charge, upon request by calling toll-free 1-800-292-7435.

During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) William C. Dietrich, (2) Christopher G. Kennedy, and (3) Kim Y. Lew.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate Audit Fees of Deloitte & Touche LLP (“Deloitte”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended September 30, 2025 and September 30, 2024, were $123,000 and $123,000, respectively.

(b) Audit-Related Fees. The aggregate Audit-Related Fees of Deloitte for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as Audit Fees for the fiscal years ended September 30, 2025 and September 30, 2024, were $0 and $0, respectively.

For the twelve month periods ended  September 30, 2025 and September 30, 2024, aggregate Audit-Related Fees billed by Deloitte that were required to be approved by the Audit Committee of the registrant’s Board of Directors (the “Audit Committee”) for audit-related services rendered to the registrant’s investment advisor and any entity controlling, controlled by or under common control with the investment advisor that provides ongoing services to the registrant (the “Affiliated Service Providers”) that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(c) Tax Fees. The aggregate Tax Fees of Deloitte for professional services rendered for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended September 30, 2025 and September 30, 2024 were $135,600 and $23,800, respectively.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit.

For the twelve month periods ended September 30, 2025 and September 30, 2024, the aggregate Tax Fees billed by Deloitte that were required to be approved by the registrant's Audit Committee for tax compliance, tax advice and tax planning services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(d) All Other Fees. The aggregate Other Fees of Deloitte for all other non-audit services rendered to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024, were $0 and $0, respectively.

For the twelve month periods ended September 30, 2025 and September 30, 2024, the aggregate fees in this category billed by Deloitte that were required to be approved by the registrant's Audit Committee for services rendered on behalf of Affiliated Service Providers that relate directly to the operations and financial reporting of the registrant were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the registrant. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the registrant’s independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the twelve month periods ended September 30, 2025 and September 30, 2024, aggregate non-audit fees billed by Deloitte for services rendered to the registrant were $135,600 and $23,800, respectively.

For the twelve month periods ended September 30, 2025 and September 30, 2024, aggregate non-audit fees billed by Deloitte for services rendered to the Affiliated Services Providers were $0 and $0, respectively.

(h) The registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are filed herewith.

(b) The Financial Highlights are filed herewith.

Annual Financial Statements

September 30, 2025

Table of Contents

Schedules of Inveﬆments

As of September 30, 2025

Ariel Fund

Number of Shares	Common Stocks—99.15%	Value ($)
	Consumer Discretionary—36.40%
2,426,809	Sphere Entertainment Company(a)	150,753,375
3,185,763	Madison Square Garden Entertainment Corporation(a)	144,123,918
721,253	Adtalem Global Education, Inc.(a)	111,397,526
1,232,179	Boyd Gaming Corporation	106,521,875
5,445,793	Mattel, Inc.(a)	91,652,696
2,931,125	Norwegian Cruise Line Holdings, Ltd.(a)	72,193,609
2,274,787	Gentex Corporation	64,376,472
2,806,856	OneSpaWorld Holdings, Ltd.	59,336,936
3,811,330	Manchester United plc, Class A(a)	57,703,536
196,896	Madison Square Garden Sports Corporation(a)	44,695,392
1,374,773	Paramount Skydance Corporation	26,010,705
2,240,814	Leslie’s, Inc.(a)(b)	12,324,480
		941,090,520
	Consumer Staples—2.94%
699,571	J.M. Smucker Company	75,973,411
	Energy—3.12%
6,518,877	Core Laboratories, Inc.(b)	80,573,320
	Financials—21.83%
1,833,226	Carlyle Group, Inc.	114,943,270
448,964	Affiliated Managers Group, Inc.	107,046,486
1,791,580	Lazard, Inc., Class A	94,559,592
515,246	Northern Trust Corporation	69,352,112
504,588	BOK Financial Corporation	56,231,287
1,135,129	Janus Henderson Group plc	50,524,592
727,024	First American Financial Corporation	46,704,022
2,070,647	GCM Grosvenor, Inc., Class A	24,992,709
		564,354,070
	Health Care—13.81%
5,084,223	Envista Holdings Corporation(a)	103,565,622
346,997	Bio-Rad Laboratories, Inc.(a)	97,294,489
559,930	Charles River Laboratories International, Inc.(a)	87,606,648
1,100,010	Prestige Consumer Healthcare, Inc.(a)	68,640,624
		357,107,383
	Industrials—17.68%
761,877	Mohawk Industries, Inc.(a)	98,221,183
1,789,509	Resideo Technologies, Inc.(a)	77,270,998
425,087	Generac Holdings, Inc.(a)	71,159,564
7,952,398	ADT, Inc.	69,265,386
1,809,927	Axalta Coating Systems, Ltd.(a)	51,800,111
158,130	Zebra Technologies Corporation, Class A(a)	46,989,911
318,458	The Middleby Corporation(a)	42,332,622
		457,039,775
	Real Estate—3.37%
291,975	Jones Lang LaSalle, Inc.(a)	87,090,303
	Total Common Stocks (Cost $1,813,467,664)	2,563,228,782

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel Fund (Continued)

Number of Shares	Short-Term Investments—1.15%	Value ($)
29,638,006	Northern Institutional Treasury Portfolio, 3.95%(c)	29,638,006
	Total Short-Term Investments (Cost $29,638,006)	29,638,006

	Total Investments—100.30% (Cost $1,843,105,670)	2,592,866,788
	Other Assets less Liabilities—(0.30)%	(7,627,775)
	Net Assets—100.00%	2,585,239,013
Ariel Appreciation Fund

Number of Shares	Common Stocks—98.66%	Value ($)
	Consumer Discretionary—30.09%
494,037	Sphere Entertainment Company(a)	30,689,578
675,498	Madison Square Garden Entertainment Corporation(a)	30,559,530
1,227,568	Norwegian Cruise Line Holdings, Ltd.(a)	30,235,000
988,266	Interpublic Group of Companies, Inc.	27,582,504
1,175,335	Knowles Corporation(a)	27,397,059
1,621,719	Mattel, Inc.(a)	27,293,531
848,245	Gentex Corporation	24,005,334
97,166	Madison Square Garden Sports Corporation(a)	22,056,682
1,038,560	OneSpaWorld Holdings, Ltd.	21,955,158
323,429	CarMax, Inc.(a)	14,512,259
883,528	Manchester United plc, Class A(a)	13,376,614
		269,663,249
	Consumer Staples—3.03%
135,116	J.M. Smucker Company	14,673,597
275,903	Molson Coors Brewing Company	12,484,611
		27,158,208
	Energy—4.41%
606,602	Schlumberger NV	20,848,911
1,513,465	Core Laboratories, Inc.	18,706,427
		39,555,338
	Financials—19.08%
430,929	Carlyle Group, Inc.	27,019,248
418,198	First American Financial Corporation	26,865,040
461,635	Lazard, Inc., Class A	24,365,095
196,398	BOK Financial Corporation	21,886,593
156,598	Northern Trust Corporation	21,078,091
193,841	The Charles Schwab Corporation	18,506,000
141,527	KKR & Company, Inc.	18,391,434
115,387	Aflac, Inc.	12,888,728
		171,000,229
	Health Care—13.96%
189,436	Charles River Laboratories International, Inc.(a)	29,639,156
100,026	Labcorp Holdings, Inc.	28,713,464
89,842	Bio-Rad Laboratories, Inc.(a)	25,190,798
1,150,573	Envista Holdings Corporation(a)	23,437,172
290,755	Prestige Consumer Healthcare, Inc.(a)	18,143,112
		125,123,702
	Industrials—23.36%
189,517	Generac Holdings, Inc.(a)	31,725,146
530,283	Resideo Technologies, Inc.(a)	22,897,620
165,316	The Middleby Corporation(a)	21,975,456

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel Appreciation Fund (Continued)

Number of Shares	Common Stocks—98.66% (continued)	Value ($)
	Industrials—23.36% (continued)
123,545	Keysight Technologies, Inc.(a)	21,610,492
217,685	nVent Electric plc	21,472,448
245,677	Stanley Black & Decker, Inc.	18,261,172
133,940	Fiserv, Inc.(a)	17,268,884
585,944	Axalta Coating Systems, Ltd.(a)	16,769,717
1,881,141	ADT, Inc.	16,384,738
51,029	Littelfuse, Inc.	13,217,021
373,802	Kennametal, Inc.	7,823,676
		209,406,370
	Real Estate—4.73%
81,550	Jones Lang LaSalle, Inc.(a)	24,324,734
114,785	CBRE Group, Inc., Class A(a)	18,085,525
		42,410,259
	Total Common Stocks (Cost $593,437,840)	884,317,355

Number of Shares	Short-Term Investments—1.38%	Value ($)
12,323,714	Northern Institutional Treasury Portfolio, 3.95%(c)	12,323,714
	Total Short-Term Investments (Cost $12,323,714)	12,323,714

	Total Investments—100.04% (Cost $605,761,554)	896,641,069
	Other Assets less Liabilities—(0.04)%	(345,772)
	Net Assets—100.00%	896,295,297
Ariel Focus Fund

Number of Shares	Common Stocks—96.24%	Value ($)
	Basic Materials—7.87%
112,229	Barrick Mining Corporation	3,677,744
70,266	Mosaic Company	2,436,825
		6,114,569
	Consumer Discretionary—13.85%
64,415	PHINIA, Inc.	3,702,574
36,441	Boyd Gaming Corporation	3,150,325
33,799	Madison Square Garden Entertainment Corporation(a)	1,529,067
31,842	BorgWarner, Inc.	1,399,774
4,300	Madison Square Garden Sports Corporation(a)	976,100
		10,757,840
	Consumer Staples—4.02%
28,750	J.M. Smucker Company	3,122,250
	Energy—11.99%
140,070	APA Corporation	3,400,899
87,294	Schlumberger NV	3,000,295
18,745	Chevron Corporation	2,910,911
		9,312,105
	Financials—21.79%
35,784	BOK Financial Corporation	3,987,769
16,405	Affiliated Managers Group, Inc.	3,911,444
71,467	Bank of America Corporation	3,686,983

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel Focus Fund (Continued)

Number of Shares	Common Stocks—96.24% (continued)	Value ($)
	Financials—21.79% (continued)
35,162	First American Financial Corporation	2,258,807
6,343	Arthur J Gallagher & Company	1,964,681
1,406	Goldman Sachs Group, Inc.	1,119,668
		16,929,352
	Health Care—13.38%
23,842	Johnson & Johnson	4,420,784
53,828	Prestige Consumer Healthcare, Inc.(a)	3,358,867
9,120	Labcorp Holdings, Inc.	2,617,987
		10,397,638
	Industrials—20.57%
96,718	Resideo Technologies, Inc.(a)	4,176,283
10,682	Snap-on, Inc.	3,701,634
28,524	Mohawk Industries, Inc.(a)	3,677,314
6,556	Lockheed Martin Corporation	3,272,821
4,572	Generac Holdings, Inc.(a)	765,353
3,010	Fiserv, Inc.(a)	388,079
		15,981,484
	Technology—2.77%
7,643	Oracle Corporation	2,149,517
	Total Common Stocks (Cost $50,913,429)	74,764,755

Number of Shares	Short-Term Investments—4.19%	Value ($)
3,253,641	Northern Institutional Treasury Portfolio, 3.95%(c)	3,253,641
	Total Short-Term Investments (Cost $3,253,641)	3,253,641

	Total Investments—100.43% (Cost $54,167,070)	78,018,396
	Other Assets less Liabilities—(0.43)%	(331,873)
	Net Assets—100.00%	77,686,523
Ariel International Fund

Number of Shares	Common Stocks—97.71%	Value ($)
	Austria—3.56%
72,957	BAWAG Group AG(a)	9,593,379
	Belgium—6.33%
110,229	Syensqo SA	8,890,767
45,408	KBC Group NV	5,408,428
314,868	Proximus SADP	2,750,351
		17,049,546
	Canada—2.38%
1,194,706	Algonquin Power & Utilities Corporation	6,415,571
	China—2.63%
662,000	Minth Group, Ltd.	2,877,022
1,360,000	China Mengniu Dairy Company, Ltd.	2,621,451
88,750	JD.com, Inc.	1,579,536
		7,078,009

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.71% (continued)	Value ($)
	France—11.38%
90,829	Publicis Groupe SA	8,710,175
446,468	Orange SA	7,238,868
65,148	BNP Paribas SA	5,914,741
107,253	AXA SA	5,117,405
102,551	Michelin (CGDE)	3,677,017
		30,658,206
	Germany—8.98%
249,503	Fresenius Medical Care AG	13,082,210
28,519	Siemens AG	7,674,243
12,874	Deutsche Boerse AG	3,447,668
		24,204,121
	Hungary—0.67%
116,661	Wizz Air Holdings plc(a)	1,812,165
	Indonesia—0.80%
8,724,700	Bank Negara Indonesia Persero Tbk PT	2,146,491
	Israel—2.94%
38,310	Check Point Software Technologies, Ltd.(a)	7,926,722
	Italy—6.63%
1,110,782	Intesa Sanpaolo SpA	7,321,295
243,805	Lottomatica Group SpA	6,560,604
433,448	Italgas SpA	3,987,151
		17,869,050
	Japan—24.07%
80,600	Lasertec Corporation	11,066,592
557,800	Murata Manufacturing Company, Ltd.	10,619,643
444,700	Sega Sammy Holdings, Inc.	9,370,019
265,100	Bandai Namco Holdings, Inc.	8,828,600
187,800	Bridgestone Corporation	8,696,314
790,400	SUMCO Corporation	8,428,582
342,200	Ebara Corporation	7,828,127
		64,837,877
	Netherlands—0.90%
59,910	Koninklijke Ahold Delhaize NV	2,423,121
	South Korea—2.02%
22,204	Samsung Electro-Mechanics Company, Ltd.	3,062,238
28,734	KB Financial Group, Inc.	2,365,402
		5,427,640
	Spain—2.03%
285,320	Banco Bilbao Vizcaya Argentaria SA	5,473,573
	Switzerland—2.25%
18,581	Roche Holding AG	6,066,456
	Taiwan—2.33%
185,000	Airtac International Group	4,570,674
40,000	Taiwan Semiconductor Manufacturing Company, Ltd.	1,712,711
		6,283,385
	United Arab Emirates—0.78%
590,886	Emaar Properties PJSC	2,099,362

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel International Fund (Continued)

Number of Shares	Common Stocks—97.71% (continued)	Value ($)
	United Kingdom—13.17%
815,911	Informa plc	10,068,996
1,609,850	Tesco plc	9,645,464
2,696,643	British Telecom Group plc	6,932,466
1,266,107	Barclays plc	6,463,781
111,330	GSK plc	2,357,463
		35,468,170
	United States—3.86%
120,531	Aptiv plc(a)	10,392,183
	Total Common Stocks (Cost $206,458,911)	263,225,027

Number of Shares	Investment Companies—0.31%	Value ($)
13,935	Vanguard FTSE Developed Markets ETF	834,985
	Total Investment Companies (Cost $813,623)	834,985

Number of Shares	Short-Term Investments—0.26%	Value ($)
685,821	Northern Institutional Treasury Portfolio, 3.95%(c)	685,821
	Total Short-Term Investments (Cost $685,821)	685,821

	Total Investments—98.28% (Cost $207,958,355)	264,745,833
	Foreign Currency, Other Assets less Liabilities—1.72%	4,645,801
	Net Assets—100.00%	269,391,634

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel International Fund (Continued)

Open Forward Currency Contracts

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
10/22/2025	UBS	Australian Dollar	11,779,207	Euro	6,586,369	$53,172
10/22/2025	UBS	Euro	4,478,377	Australian Dollar	7,905,518	32,494
10/22/2025	UBS	Euro	1,883,828	United States Dollar	2,198,211	16,655
Subtotal UBS						102,321
10/22/2025	JPMorgan	Australian Dollar	1,291,295	United States Dollar	842,879	11,859
10/22/2025	JPMorgan	Euro	3,635,607	Japanese Yen	622,485,067	54,490
10/22/2025	JPMorgan	Euro	2,869,412	Japanese Yen	493,670,598	26,921
Subtotal JPMorgan						93,270
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$195,591

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
10/22/2025	UBS	Australian Dollar	7,921,010	Japanese Yen	774,205,852	$(5,437)
10/22/2025	UBS	Swiss Franc	638,854	Euro	688,886	(5,132)
Subtotal UBS						(10,569)
10/22/2025	Northern Trust	Japanese Yen	405,737,630	Chinese Offshore Yuan	19,671,746	(13,680)
10/22/2025	Northern Trust	Swiss Franc	10,086,063	Euro	10,878,109	(83,564)
Subtotal Northern Trust						(97,244)
10/22/2025	JPMorgan	British Pound	1,578,974	Euro	1,811,535	(6,032)
10/22/2025	JPMorgan	Canadian Dollar	3,400,913	Euro	2,109,485	(33,625)
10/22/2025	JPMorgan	Japanese Yen	810,535,830	United States Dollar	5,510,051	(15,219)
10/22/2025	JPMorgan	Japanese Yen	1,116,829,864	Euro	6,505,019	(76,841)
10/22/2025	JPMorgan	Swiss Franc	3,051,125	Euro	3,284,677	(18,166)
Subtotal JPMorgan						(149,883)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(257,696)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(62,105)

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel Global Fund

Number of Shares	Common Stocks—98.20%	Value ($)
	Austria—1.54%
6,393	BAWAG Group AG(a)	840,639
	Belgium—1.53%
10,339	Syensqo SA	833,915
	Canada—1.91%
193,661	Algonquin Power & Utilities Corporation	1,039,960
	China—3.91%
439,000	China Mengniu Dairy Company, Ltd.	846,189
39,450	JD.com, Inc.	702,115
134,000	Minth Group, Ltd.	582,358
		2,130,662
	France—4.87%
16,310	Publicis Groupe SA	1,564,070
67,432	Orange SA	1,093,318
		2,657,388
	Germany—5.82%
37,385	Fresenius Medical Care AG	1,960,211
2,919	Siemens AG	785,480
1,592	Deutsche Boerse AG	426,339
		3,172,030
	Hungary—0.71%
25,112	Wizz Air Holdings plc(a)	390,080
	Indonesia—0.92%
2,039,200	Bank Negara Indonesia Persero Tbk PT	501,693
	Israel—2.16%
5,687	Check Point Software Technologies, Ltd.(a)	1,176,697
	Italy—3.37%
188,033	Intesa Sanpaolo SpA	1,239,348
22,238	Lottomatica Group SpA	598,407
		1,837,755
	Japan—14.61%
77,000	Murata Manufacturing Company, Ltd.	1,465,960
10,300	Lasertec Corporation	1,414,217
108,100	SUMCO Corporation	1,152,745
54,400	Sega Sammy Holdings, Inc.	1,146,231
33,300	Bandai Namco Holdings, Inc.	1,108,987
37,900	Ebara Corporation	866,996
17,600	Bridgestone Corporation	814,990
		7,970,126
	South Korea—3.81%
7,400	Samsung Electro-Mechanics Company, Ltd.	1,020,562
7,043	KB Financial Group, Inc.	579,785
1,937	SK Hynix, Inc.	479,746
		2,080,093
	Spain—1.46%
41,624	Banco Bilbao Vizcaya Argentaria SA	798,514
	Switzerland—0.91%
1,520	Roche Holding AG	496,260
	Taiwan—2.21%
28,000	Airtac International Group	691,778
12,000	Taiwan Semiconductor Manufacturing Company, Ltd.	513,813
		1,205,591

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel Global Fund (Continued)

Number of Shares	Common Stocks—98.20% (continued)	Value ($)
	United Arab Emirates—1.65%
253,386	Emaar Properties PJSC	900,257
	United Kingdom—7.86%
234,328	Tesco plc	1,403,983
106,720	Informa plc	1,317,010
402,329	British Telecom Group plc	1,034,298
103,705	Barclays plc	529,439
		4,284,730
	United States—38.95%
5,601	Microsoft Corporation	2,901,038
9,163	First Solar, Inc.(a)	2,020,716
24,452	CVS Health Corporation	1,843,436
14,240	Walt Disney Company	1,630,480
32,419	Verizon Communications, Inc.	1,424,815
5,866	Capital One Financial Corporation	1,246,994
10,079	NetApp, Inc.	1,193,958
29,512	CenterPoint Energy, Inc.	1,145,066
5,330	M&T Bank Corporation	1,053,315
9,931	Zimmer Biomet Holdings, Inc.	978,204
29,107	Intel Corporation(a)	976,540
8,760	Aptiv plc(a)	755,287
7,707	Western Alliance Bancorp	668,351
2,503	Humana, Inc.	651,206
5,673	Gilead Sciences, Inc.	629,703
3,664	D.R. Horton, Inc.	620,938
10,985	Bank of America Corporation	566,716
2,193	FedEx Corporation	517,131
1,951	Allstate Corporation	418,782
		21,242,676
	Total Common Stocks (Cost $42,469,395)	53,559,066

Number of Shares	Investment Companies—0.20%	Value ($)
783	Vanguard Total World Stock Index Fund ETF	107,897
	Total Investment Companies (Cost $108,117)	107,897

Number of Shares	Short-Term Investments—0.57%	Value ($)
312,161	Northern Institutional Treasury Portfolio, 3.95%(c)	312,161
	Total Short-Term Investments (Cost $312,161)	312,161

	Total Investments—98.97% (Cost $42,889,673)	53,979,124
	Foreign Currency, Other Assets less Liabilities—1.03%	563,450
	Net Assets—100.00%	54,542,574

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Schedules of Inveﬆments

As of September 30, 2025

Ariel Global Fund (Continued)

Open Forward Currency Contracts

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Appreciation
10/22/2025	Northern Trust	Euro	262,855	United States Dollar	306,959	$2,086
10/22/2025	Northern Trust	Euro	315,190	United States Dollar	369,510	1,067
10/22/2025	Northern Trust	Swiss Franc	838,709	Japanese Yen	155,767,970	589
Subtotal Northern Trust						3,742
10/22/2025	JPMorgan	Euro	574,402	Japanese Yen	99,064,383	3,756
10/22/2025	JPMorgan	Euro	945,756	United States Dollar	1,109,140	2,810
10/22/2025	JPMorgan	Euro	49,485	United States Dollar	57,788	393
10/22/2025	JPMorgan	United States Dollar	1,112,739	Japanese Yen	163,354,587	5,316
Subtotal JPMorgan						12,275
Subtotal - Open Forward Currency Contracts with Unrealized Appreciation						$16,017

Contract Settlement Date	Counterparty	Currency to be Received	Amount to be Received	Currency to be Delivered	Amount to be Delivered	Unrealized Appreciation (Depreciation)
Open Forward Currency Contracts with Unrealized Depreciation
10/22/2025	Northern Trust	United States Dollar	674,614	Euro	578,045	$(5,008)
Subtotal Northern Trust						(5,008)
10/22/2025	JPMorgan	Canadian Dollar	643,256	British Pound	351,000	(9,375)
10/22/2025	JPMorgan	Euro	151,989	British Pound	133,331	(643)
10/22/2025	JPMorgan	United States Dollar	458,958	British Pound	342,747	(2,062)
10/22/2025	JPMorgan	United States Dollar	9,486,964	Euro	8,128,396	(69,801)
Subtotal JPMorgan						(81,881)
Subtotal - Open Forward Currency Contracts with Unrealized Depreciation						$(86,889)
Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts						$(70,872)

(a)	Non-income producing.
(b)	Affiliated company (See Note Seven, Transactions with Affiliated Companies).
(c)	The rate presented is the 7-day current yield as of September 30, 2025.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Assets & Liabilities

As of September 30, 2025

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Assets
Investments in Unaffiliated Issuers, at Value (cost $1,557,123,096, $593,437,840 and $50,913,429, respectively)	$2,470,330,982	$884,317,355	$74,764,755
Investments in Affiliated Issuers, at Value (cost $256,344,568)	92,897,800 (a)	—	—
Short-Term Investments, at Value (cost $29,638,006, $12,323,714 and $3,253,641, respectively)	29,638,006	12,323,714	3,253,641
Dividends and Interest Receivable	1,249,994	440,955	33,006
Receivable for Fund Shares Sold	695,944	104,139	43,898
Prepaid and Other Assets	12,657	9,854	4,154
Total Assets	2,594,825,383	897,196,017	78,099,454
Liabilities
Payable for Securities Purchased	7,817,151	—	386,331
Payable for Fund Shares Redeemed	1,195,987	666,509	100
Accrued Expenses:
Shareholder Service Fees	275,278	101,384	3,511
Transfer Agent Fees	122,396	53,568	4,573
Custody Fees	4,615	1,829	430
Trustee Fees	24,890	8,697	824
Other Liabilities	146,053	68,733	17,162
Total Liabilities	9,586,370	900,720	412,931
Net Assets	$2,585,239,013	$896,295,297	$77,686,523
Net Assets Consist of
Paid-in Capital	$1,627,464,617	$517,472,993	$46,598,033
Distributable Earnings	957,774,396	378,822,304	31,088,490
Net Assets	$2,585,239,013	$896,295,297	$77,686,523
Investor Class Shares
Net Assets	$1,200,169,915	$751,248,011	$54,134,209
Shares Outstanding (no par value, unlimited authorized)	14,999,537	17,773,861	2,744,499
Net Asset Value, Offering and Redemption Price per Share	$80.01	$42.27	$19.72
Institutional Class Shares
Net Assets	$1,385,069,098	$145,047,286	$23,552,314
Shares Outstanding (no par value, unlimited authorized)	17,262,292	3,416,001	1,188,934
Net Asset Value, Offering and Redemption Price per Share	$80.24	$42.46	$19.81

(a)	See Note Seven, Transactions with Affiliated Companies, for information on affiliated issuers.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Assets & Liabilities

As of September 30, 2025

	Ariel International Fund	Ariel Global Fund
Assets
Investments in Unaffiliated Issuers, at Value (cost $207,272,534 and $42,577,512, respectively)	$264,060,012	$53,666,963
Short-Term Investments, at Value (cost $685,821 and $312,161, respectively)	685,821	312,161
Foreign Currencies (cost $246,259 and $14,310, respectively)	246,582	14,387
Dividends and Interest Receivable	409,732	69,914
Receivable for Dividend Reclaims	4,036,710	473,611
Receivable for Fund Shares Sold	138,417	146,164
Unrealized Appreciation on Forward Currency Contracts	195,591	16,017
Prepaid and Other Assets	—	1,192
Total Assets	269,772,865	54,700,409
Liabilities
Payable for Fund Shares Redeemed	30,580	1,496
Unrealized Depreciation on Forward Currency Contracts	257,696	86,889
Accrued Expenses:
Shareholder Service Fees	29,559	4,909
Transfer Agent Fees	10,559	2,348
Custody Fees	16,992	10,179
Trustee Fees	2,299	478
Other Liabilities	33,546	51,536
Total Liabilities	381,231	157,835
Net Assets	$269,391,634	$54,542,574
Net Assets Consist of
Paid-in Capital	$185,492,926	$37,607,351
Distributable Earnings	83,898,708	16,935,223
Net Assets	$269,391,634	$54,542,574
Investor Class Shares
Net Assets	$21,429,515	$12,931,131
Shares Outstanding (no par value, unlimited authorized)	1,182,088	829,619
Net Asset Value, Offering and Redemption Price per Share	$18.13	$15.59
Institutional Class Shares
Net Assets	$247,962,119	$41,611,443
Shares Outstanding (no par value, unlimited authorized)	13,966,016	2,798,465
Net Asset Value, Offering and Redemption Price per Share	$17.75	$14.87

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Operations

Year Ended September 30, 2025

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Investment Income
Dividends
Unaffiliated Issuers	$23,993,534	$10,395,809	$1,245,491 (a)
Affiliated Issuers	176,890 (b)	—	—
Interest	622,131	453,227	42,396
Total Investment Income	24,792,555	10,849,036	1,287,887
Expenses
Management Fees	14,928,255	6,610,823	435,192
Distribution Fees (Investor Class)	2,890,405	1,865,364	114,514
Shareholder Service Fees
Investor Class	963,355	537,351	24,556
Institutional Class	590,994	36,674	4,845
Transfer Agent Fees and Expenses
Investor Class	324,871	225,335	20,562
Institutional Class	271,411	30,794	4,396
Printing and Postage Expenses
Investor Class	126,156	81,432	8,208
Institutional Class	96,552	14,321	3,536
Trustees' Fees and Expenses	619,578	217,571	16,138
Professional Fees	399,297	160,384	40,833
Custody Fees and Expenses	29,703	12,254	3,003
Federal and State Registration Fees	62,589	46,196	39,696
Interest Expense	9,906	—	198
Miscellaneous Expenses	346,964	135,541	18,939
Total Expenses Before Reimbursements	21,660,036	9,974,040	734,616
Expense Reimbursements	—	—	(117,758)
Net Expenses	21,660,036	9,974,040	616,858
Net Investment Income	3,132,519	874,996	671,029
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investments
Unaffiliated Issuers	309,208,279	108,214,191	8,511,653
Total Realized Gain (Loss) on Investments	309,208,279	108,214,191	8,511,653
Change in Net Unrealized Appreciation (Depreciation) on Investments
Unaffiliated Issuers	29,071,307	(51,314,476)	3,714,110
Affiliated Issuers	(121,101,175)(b)	—	—
Total Change in Net Unrealized Appreciation (Depreciation) on Investments	(92,029,868)	(51,314,476)	3,714,110
Net Gain (Loss) on Investments	217,178,411	56,899,715	12,225,763
Net Increase (Decrease) in Net Assets Resulting from Operations	$220,310,930	$57,774,711	$12,896,792

(a)	Net of $15,401 in foreign taxes withheld.
(b)	See Note Seven, Transactions with Affiliated Companies, for information on affiliated issuers.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Operations

Year Ended September 30, 2025

	Ariel International Fund	Ariel Global Fund
Investment Income
Dividends
Unaffiliated Issuers	$7,233,144 (a)	$1,391,368 (a)
Interest	65,918	13,033
Tax Reclaims	1,346,330	197,179
Total Investment Income	8,645,392	1,601,580
Expenses
Management Fees	1,905,138	410,237
Distribution Fees (Investor Class)	50,144	31,199
Shareholder Service Fees
Investor Class	21,841	9,296
Institutional Class	128,950	14,988
Transfer Agent Fees and Expenses
Investor Class	8,331	7,309
Institutional Class	40,046	7,694
Printing and Postage Expenses
Investor Class	4,351	3,712
Institutional Class	18,281	6,697
Trustees' Fees and Expenses	56,247	12,086
Professional Fees	106,397	80,937
Custody Fees and Expenses	79,774	35,556
Administration Fees	26,927	17,303
Fund Accounting Fees	15,762	8,195
Federal and State Registration Fees	44,307	41,521
Interest Expense	4,778	1,631
Miscellaneous Expenses	46,255	47,911
Total Expenses Before Reimbursements	2,557,529	736,272
Expense Reimbursements	(406,952)	(221,961)
Net Expenses	2,150,577	514,311
Net Investment Income	6,494,815	1,087,269
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on
Investments	29,199,628	8,041,299
Foreign Currency Transactions	158,034	(157,083)
Forward Currency Contracts	(2,135,967)	(370,195)
Total Realized Gain (Loss) on Investments	27,221,695	7,514,021
Change in Net Unrealized Appreciation (Depreciation) on
Investments	14,287,442	(1,093,203)
Foreign Currency Translation	153,121	19,029
Forward Currency Contracts	(346,350)	(107,438)
Total Change in Net Unrealized Appreciation (Depreciation) on Investments	14,094,213	(1,181,612)
Net Gain (Loss) on Investments	41,315,908	6,332,409
Net Increase (Decrease) in Net Assets Resulting from Operations	$47,810,723	$7,419,678

(a)	Net of $1,315,538 and $116,098 in foreign taxes withheld, respectively.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Changes

in Net Assets

	Ariel Fund		Ariel Appreciation Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations
Net Investment Income (Loss)	$3,132,519	$9,614,708	$874,996	$5,989,991
Net Realized Gain (Loss) on Investments	309,208,279	143,225,531	108,214,191	57,811,965
Change in Net Unrealized Appreciation (Depreciation) on Investments	(92,029,868)	492,347,683	(51,314,476)	105,487,855
Net Increase (Decrease) in Net Assets from Operations	220,310,930	645,187,922	57,774,711	169,289,811
Distributions to Shareholders
Investor Class	(62,826,212)	(60,750,331)	(44,966,329)	(50,933,531)
Institutional Class	(84,622,563)	(79,576,906)	(11,137,302)	(14,883,187)
Total Distributions	(147,448,775)	(140,327,237)	(56,103,631)	(65,816,718)
Share Transactions
Proceeds from Shares Sold
Investor Class	44,244,652	46,285,664	11,251,806	22,488,205
Institutional Class	246,664,867	286,664,032	14,065,141	21,492,011
Distributions Reinvested
Investor Class	61,252,434	58,993,510	44,122,935	49,825,637
Institutional Class	82,052,724	75,646,264	10,406,298	13,906,461
Cost of Shares Redeemed
Investor Class	(203,840,542)	(221,726,414)	(122,057,896)	(135,585,022)
Institutional Class	(505,553,718)	(513,454,362)	(74,714,214)	(82,106,433)
Net Increase (Decrease) in Net Assets from Share Transactions	(275,179,583)	(267,591,306)	(116,925,930)	(109,979,141)
Total Increase (Decrease) in Net Assets	(202,317,428)	237,269,379	(115,254,850)	(6,506,048)
Net Assets
Beginning of Year	2,787,556,441	2,550,287,062	1,011,550,147	1,018,056,195
End of Year	$2,585,239,013	$2,787,556,441	$896,295,297	$1,011,550,147
Share Transactions
Investor Class Shares
Shares Sold	602,081	675,606	289,703	582,959
Shares Reinvested	854,050	961,116	1,130,777	1,394,741
Shares Redeemed	(2,802,081)	(3,274,407)	(3,090,168)	(3,530,094)
Net Increase (Decrease)	(1,345,950)	(1,637,685)	(1,669,688)	(1,552,394)
Institutional Class Shares
Shares Sold	3,367,529	4,102,322	357,570	562,956
Shares Reinvested	1,143,592	1,221,849	266,078	385,779
Shares Redeemed	(7,114,532)	(7,485,593)	(1,928,356)	(2,123,459)
Net Increase (Decrease)	(2,603,411)	(2,161,422)	(1,304,708)	(1,174,724)

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Changes

in Net Assets

	Ariel Focus Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations
Net Investment Income (Loss)	$671,029	$805,885
Net Realized Gain (Loss) on Investments	8,511,653	183,961
Change in Net Unrealized Appreciation (Depreciation) on Investments	3,714,110	15,198,849
Net Increase (Decrease) in Net Assets from Operations	12,896,792	16,188,695
Distributions to Shareholders
Investor Class	(1,013,685)	(1,470,285)
Institutional Class	(520,608)	(779,930)
Total Distributions	(1,534,293)	(2,250,215)
Share Transactions
Proceeds from Shares Sold
Investor Class	3,797,148	2,582,516
Institutional Class	250,339	861,647
Distributions Reinvested
Investor Class	975,797	1,291,053
Institutional Class	515,111	773,975
Cost of Shares Redeemed
Investor Class	(4,193,800)	(8,404,212)
Institutional Class	(2,630,841)	(4,840,569)
Net Increase (Decrease) in Net Assets from Share Transactions	(1,286,246)	(7,735,590)
Total Increase (Decrease) in Net Assets	10,076,253	6,202,890
Net Assets
Beginning of Year	67,610,270	61,407,380
End of Year	$77,686,523	$67,610,270
Share Transactions
Investor Class Shares
Shares Sold	219,761	176,864
Shares Reinvested	60,571	92,783
Shares Redeemed	(253,845)	(554,042)
Net Increase (Decrease)	26,487	(284,395)
Institutional Class Shares
Shares Sold	15,311	60,542
Shares Reinvested	31,895	55,338
Shares Redeemed	(162,698)	(311,665)
Net Increase (Decrease)	(115,492)	(195,785)

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Statements of Changes

in Net Assets

	Ariel International Fund		Ariel Global Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
Operations
Net Investment Income (Loss)	$6,494,815	$7,079,634	$1,087,269	$708,282
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions and Forward Currency Contracts	27,221,695	47,591,962	7,514,021	17,628,008
Change in Net Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations and Forward Currency Contracts	14,094,213	7,616,825	(1,181,612)	(6,370,769)
Net Increase (Decrease) in Net Assets from Operations	47,810,723	62,288,421	7,419,678	11,965,521
Distributions to Shareholders
Investor Class	(1,063,492)	(304,378)	(2,663,660)	(2,267,487)
Institutional Class	(12,077,429)	(7,394,652)	(8,189,023)	(11,120,137)
Total Distributions	(13,140,921)	(7,699,030)	(10,852,683)	(13,387,624)
Share Transactions
Proceeds from Shares Sold
Investor Class	8,672,236	2,216,635	2,375,403	2,074,686
Institutional Class	18,999,549	11,977,336	1,419,340	3,089,758
Distributions Reinvested
Investor Class	986,877	280,699	2,341,084	2,010,770
Institutional Class	11,326,819	7,098,155	8,098,214	10,712,341
Cost of Shares Redeemed
Investor Class	(10,547,143)	(5,155,054)	(3,655,002)	(4,294,092)
Institutional Class	(35,561,293)	(391,626,242)	(10,143,751)	(45,030,274)
Net Increase (Decrease) in Net Assets from Share Transactions	(6,122,955)	(375,208,471)	435,288	(31,436,811)
Total Increase (Decrease) in Net Assets	28,546,847	(320,619,080)	(2,997,717)	(32,858,914)
Net Assets
Beginning of Year	240,844,787	561,463,867	57,540,291	90,399,205
End of Year	$269,391,634	$240,844,787	$54,542,574	$57,540,291
Share Transactions
Investor Class Shares
Shares Sold	540,624	153,870	164,303	127,861
Shares Reinvested	70,541	20,079	180,779	129,772
Shares Redeemed	(646,837)	(361,923)	(255,280)	(270,217)
Net Increase (Decrease)	(35,672)	(187,974)	89,802	(12,584)
Institutional Class Shares
Shares Sold	1,230,022	857,938	105,436	193,772
Shares Reinvested	827,984	518,871	656,789	717,868
Shares Redeemed	(2,401,620)	(28,247,448)	(659,418)	(2,878,840)
Net Increase (Decrease)	(343,614)	(26,870,639)	102,807	(1,967,200)

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30
Ariel Fund (Investor Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$76.86	$63.65	$60.46	$85.09	$54.40
Income from Investment Operations
Net Investment Income (Loss)	(0.04)(a)	0.25	0.33	0.39	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	7.16	16.44	8.47	(20.38)	34.33
Total from Investment Operations	7.12	16.69	8.80	(19.99)	34.29
Distributions to Shareholders
Dividends from Net Investment Income	(0.09)	(0.29)	(0.27)	(0.03)	(0.20)
Distributions from Capital Gains	(3.88)	(3.19)	(5.34)	(4.61)	(3.40)
Total Distributions	(3.97)	(3.48)	(5.61)	(4.64)	(3.60)
Net Asset Value, End of Year	$80.01	$76.86	$63.65	$60.46	$85.09
Total Return	9.86%	27.63%	14.56%	(25.05)%	65.59%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$1,200,170	$1,256,282	$1,144,615	$1,110,849	$1,778,696
Ratios to Average Net Assets:
Expenses	1.01%	1.00%	0.99%	0.98%	1.00%
Ratio of net investment income	(0.05)%	0.19%	0.47%	0.31%	0.15%
Portfolio Turnover Rate	17%	17%	20%	33%	24%

	Year Ended September 30
Ariel Fund (Institutional Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$77.08	$63.82	$60.64	$85.34	$54.53
Income from Investment Operations
Net Investment Income (Loss)	0.19 (a)	0.37	0.47	0.38	0.25
Net Realized and Unrealized Gain (Loss) on Investments	7.18	16.57	8.55	(20.17)	34.34
Total from Investment Operations	7.37	16.94	9.02	(19.79)	34.59
Distributions to Shareholders
Dividends from Net Investment Income	(0.33)	(0.49)	(0.50)	(0.30)	(0.38)
Distributions from Capital Gains	(3.88)	(3.19)	(5.34)	(4.61)	(3.40)
Total Distributions	(4.21)	(3.68)	(5.84)	(4.91)	(3.78)
Net Asset Value, End of Year	$80.24	$77.08	$63.82	$60.64	$85.34
Total Return	10.22%	28.01%	14.91%	(24.82)%	66.12%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$1,385,069	$1,531,274	$1,405,672	$1,208,385	$1,273,796
Ratios to Average Net Assets:
Expenses	0.70%	0.69%	0.68%	0.67%	0.69%
Net Investment Income	0.26%	0.51%	0.77%	0.65%	0.45%
Portfolio Turnover Rate	17%	17%	20%	33%	24%

(a)	Calculated based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30
Ariel Appreciation Fund (Investor Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$41.83	$37.82	$36.32	$50.93	$38.76
Income from Investment Operations
Net Investment Income (Loss)	0.02 (a)	0.26	0.33	0.06	0.12
Net Realized and Unrealized Gain (Loss) on Investments	2.82	6.22	5.15	(7.89)	16.31
Total from Investment Operations	2.84	6.48	5.48	(7.83)	16.43
Distributions to Shareholders
Dividends from Net Investment Income	(0.17)	(0.32)	(0.25)	(0.21)	(0.24)
Distributions from Capital Gains	(2.23)	(2.15)	(3.73)	(6.57)	(4.02)
Total Distributions	(2.40)	(2.47)	(3.98)	(6.78)	(4.26)
Net Asset Value, End of Year	$42.27	$41.83	$37.82	$36.32	$50.93
Total Return	7.26%	18.31%	14.95%	(18.50)%	45.27%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$751,248	$813,234	$794,113	$838,963	$1,101,184
Ratios to Average Net Assets:
Expenses	1.15%	1.14%	1.12%	1.10%	1.12%
Net Investment Income	0.04%	0.53%	0.64%	0.57%	0.55%
Portfolio Turnover Rate	25%	17%	17%	26%	24%

	Year Ended September 30
Ariel Appreciation Fund (Institutional Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$42.01	$37.99	$36.47	$51.10	$38.86
Income from Investment Operations
Net Investment Income (Loss)	0.14 (a)	0.35	0.31	0.29	0.36
Net Realized and Unrealized Gain (Loss) on Investments	2.84	6.27	5.32	(8.00)	16.26
Total from Investment Operations	2.98	6.62	5.63	(7.71)	16.62
Distributions to Shareholders
Dividends from Net Investment Income	(0.30)	(0.45)	(0.38)	(0.35)	(0.36)
Distributions from Capital Gains	(2.23)	(2.15)	(3.73)	(6.57)	(4.02)
Total Distributions	(2.53)	(2.60)	(4.11)	(6.92)	(4.38)
Net Asset Value, End of Year	$42.46	$42.01	$37.99	$36.47	$51.10
Total Return	7.60%	18.64%	15.32%	(18.24)%	45.74%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$145,047	$198,316	$223,943	$175,831	$267,375
Ratios to Average Net Assets:
Expenses	0.84%	0.83%	0.81%	0.79%	0.81%
Net Investment Income	0.35%	0.84%	0.96%	0.87%	0.87%
Portfolio Turnover Rate	25%	17%	17%	26%	24%

(a)	Calculated based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30
Ariel Focus Fund (Investor Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.79	$13.62	$13.67	$16.60	$12.13
Income from Investment Operations
Net Investment Income (Loss)	0.15 (a)	0.17	0.19	0.13	0.16
Net Realized and Unrealized Gain (Loss) on Investments	3.15	3.48	0.93	(2.50)	4.65
Total from Investment Operations	3.30	3.65	1.12	(2.37)	4.81
Distributions to Shareholders
Dividends from Net Investment Income	(0.18)	(0.22)	(0.16)	(0.14)	(0.12)
Distributions from Capital Gains	(0.19)	(0.26)	(1.01)	(0.42)	(0.22)
Total Distributions	(0.37)	(0.48)	(1.17)	(0.56)	(0.34)
Net Asset Value, End of Year	$19.72	$16.79	$13.62	$13.67	$16.60
Total Return	20.14%	27.54%	7.83%	(14.91)%	40.39%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$54,134	$45,632	$40,907	$40,429	$43,721
Ratios to Average Net Assets:
Expenses, Including Waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses, Excluding Waivers	1.19%	1.18%	1.16%	1.13%	1.20%
Net Investment Income, Including Waivers	0.92%	1.15%	1.31%	0.91%	0.92%
Net Investment Income, Excluding Waivers	0.73%	0.97%	1.15%	0.78%	0.72%
Portfolio Turnover Rate	31%	19%	17%	33%	63%

	Year Ended September 30
Ariel Focus Fund (Institutional Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.85	$13.66	$13.70	$16.63	$12.14
Income from Investment Operations
Net Investment Income (Loss)	0.20 (a)	0.21	0.21	0.18	0.18
Net Realized and Unrealized Gain (Loss) on Investments	3.16	3.49	0.96	(2.52)	4.67
Total from Investment Operations	3.36	3.70	1.17	(2.34)	4.85
Distributions to Shareholders
Dividends from Net Investment Income	(0.21)	(0.25)	(0.20)	(0.17)	(0.14)
Distributions from Capital Gains	(0.19)	(0.26)	(1.01)	(0.42)	(0.22)
Total Distributions	(0.40)	(0.51)	(1.21)	(0.59)	(0.36)
Net Asset Value, End of Year	$19.81	$16.85	$13.66	$13.70	$16.63
Total Return	20.47%	27.93%	8.05%	(14.72)%	40.73%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$23,553	$21,978	$20,500	$16,147	$17,835
Ratios to Average Net Assets:
Expenses, Including Waivers	0.75%	0.75%	0.75%	0.75%	0.75%
Expenses, Excluding Waivers	0.89%	0.87%	0.86%	0.85%	0.86%
Net Investment Income, Including Waivers	1.17%	1.38%	1.57%	1.17%	1.14%
Net Investment Income, Excluding Waivers	1.03%	1.26%	1.46%	1.07%	1.03%
Portfolio Turnover Rate	31%	19%	17%	33%	63%

(a)	Calculated based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30
Ariel International Fund (Investor Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$15.80	$13.43	$11.50	$14.69	$13.68
Income from Investment Operations
Net Investment Income (Loss)	0.41 (a)	0.51	0.68	0.14	0.36
Net Realized and Unrealized Gain (Loss) on Investments	2.80	2.09	1.25	(2.95)	0.86
Total from Investment Operations	3.21	2.60	1.93	(2.81)	1.22
Distributions to Shareholders
Dividends from Net Investment Income	(0.55)	(0.23)	—	(0.38)	(0.21)
Distributions from Capital Gains	(0.33)	—	—	—	—
Total Distributions	(0.88)	(0.23)	—	(0.38)	(0.21)
Net Asset Value, End of Year	$18.13	$15.80	$13.43	$11.50	$14.69
Total Return	22.01%	19.60%	16.78%	(19.70)%	9.00%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$21,430	$19,237	$18,879	$21,887	$23,717
Ratios to Average Net Assets:
Expenses, Including Waivers	1.13%	1.17%(b)	1.13%	1.13%	1.13%
Expenses, Excluding Waivers	1.38%	1.40%	1.28%	1.28%	1.30%
Net Investment Income, Including Waivers	2.57%	2.16%	2.40%	2.27%	2.41%
Net Investment Income, Excluding Waivers	2.32%	1.93%	2.25%	2.12%	2.24%
Portfolio Turnover Rate	89%	69%	17%	20%	22%

	Year Ended September 30
Ariel International Fund (Institutional Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$15.49	$13.18	$11.25	$14.38	$13.39
Income from Investment Operations
Net Investment Income (Loss)	0.43 (a)	0.77	0.40	0.41	0.34
Net Realized and Unrealized Gain (Loss) on Investments	2.75	1.81	1.53	(3.13)	0.89
Total from Investment Operations	3.18	2.58	1.93	(2.72)	1.23
Distributions to Shareholders
Dividends from Net Investment Income	(0.59)	(0.27)	—	(0.41)	(0.24)
Distributions from Capital Gains	(0.33)	—	—	—	—
Total Distributions	(0.92)	(0.27)	—	(0.41)	(0.24)
Net Asset Value, End of Year	$17.75	$15.49	$13.18	$11.25	$14.38
Total Return	22.27%	19.86%	17.16%	(19.51)%	9.26%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$247,962	$221,608	$542,585	$579,845	$837,624
Ratios to Average Net Assets:
Expenses, Including Waivers	0.88%	0.91%(b)	0.88%	0.88%	0.88%
Expenses, Excluding Waivers	1.05%	1.01%	0.92%	0.93%	0.93%
Net Investment Income, Including Waivers	2.75%	2.09%	2.61%	2.53%	2.75%
Net Investment Income, Excluding Waivers	2.58%	1.99%	2.57%	2.48%	2.70%
Portfolio Turnover Rate	89%	69%	17%	20%	22%

(a)	Calculated based on average shares outstanding.
(b)	Expense ratio exceeds the expense cap due to the impact of certain expenses which are excluded from the expense cap.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Financial Highlights

For a Share Outstanding Throughout Each Year

	Year Ended September 30
Ariel Global Fund (Investor Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$17.26	$17.17	$15.57	$17.65	$15.36
Income from Investment Operations
Net Investment Income (Loss)	0.28 (a)	0.03	0.49	0.34	0.31
Net Realized and Unrealized Gain (Loss) on Investments	1.67	2.93	1.91	(2.05)	2.12
Total from Investment Operations	1.95	2.96	2.40	(1.71)	2.43
Distributions to Shareholders
Dividends from Net Investment Income	(0.10)	(0.89)	(0.73)	(0.37)	(0.14)
Distributions from Capital Gains	(3.52)	(1.98)	(0.07)	—	—
Total Distributions	(3.62)	(2.87)	(0.80)	(0.37)	(0.14)
Net Asset Value, End of Year	$15.59	$17.26	$17.17	$15.57	$17.65
Total Return	15.53%	19.89%	15.64%	(9.99)%	15.91%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$12,931	$12,766	$12,920	$10,781	$12,053
Ratios to Average Net Assets:
Expenses, Including Waivers	1.19%(b)	1.14%(b)	1.15%(b)	1.13%	1.13%
Expenses, Excluding Waivers	1.69%	1.53%	1.37%	1.30%	1.36%
Net Investment Income, Including Waivers	1.97%	0.93%	3.13%	1.93%	1.73%
Net Investment Income, Excluding Waivers	1.47%	0.54%	2.90%	1.76%	1.50%
Portfolio Turnover Rate	99%	78%	31%	19%	24%

	Year Ended September 30
Ariel Global Fund (Institutional Class)	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Year	$16.61	$16.62	$15.08	$17.11	$14.87
Income from Investment Operations
Net Investment Income (Loss)	0.30 (a)	0.08	1.07	0.43	0.25
Net Realized and Unrealized Gain (Loss) on Investments	1.59	2.80	1.30	(2.05)	2.15
Total from Investment Operations	1.89	2.88	2.37	(1.62)	2.40
Distributions to Shareholders
Dividends from Net Investment Income	(0.11)	(0.91)	(0.76)	(0.41)	(0.16)
Distributions from Capital Gains	(3.52)	(1.98)	(0.07)	—	—
Total Distributions	(3.63)	(2.89)	(0.83)	(0.41)	(0.16)
Net Asset Value, End of Year	$14.87	$16.61	$16.62	$15.08	$17.11
Total Return	15.82%	20.14%	15.99%	(9.81)%	16.26%
Supplemental Data and Ratios
Net Assets, End of Year, in Thousands	$41,612	$44,774	$77,479	$148,296	$197,299
Ratios to Average Net Assets:
Expenses, Including Waivers	0.94%(b)	0.89%(b)	0.89%(b)	0.88%	0.88%
Expenses, Excluding Waivers	1.35%	1.14%	0.97%	0.94%	0.95%
Net Investment Income, Including Waivers	2.17%	1.16%	3.48%	2.21%	2.16%
Net Investment Income, Excluding Waivers	1.76%	0.91%	3.40%	2.15%	2.09%
Portfolio Turnover Rate	99%	78%	31%	19%	24%

(a)	Calculated based on average shares outstanding.
(b)	Expense ratio exceeds the expense cap due to the impact of certain expenses which are excluded from the expense cap.

The accompanying notes are an integral part of the financial statements.

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of September 30, 2025

NOTE One | ORGANIZATION
Ariel Investment Trust (the “Trust”) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund (each, a “Fund” and collectively, the “Funds”) are series of the Trust. Ariel Focus Fund is a non-diversified Fund, all other Funds are diversified. The Funds issue two classes of shares: an Investor Class and an Institutional Class.
The Northern Trust Company (“Northern Trust”) provides fund administration and tax reporting services for the Funds in its role as sub-fund administrator engaged by Ariel Investments, LLC (the "Adviser" or "Ariel") for Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund and as fund administrator engaged by the Trust for Ariel International Fund and Ariel Global Fund. Northern Trust also acts as the Funds' accounting agent and custodian. U.S. Bank Global Fund Services serves as the Funds' transfer agent.
NOTE Two | SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance provided under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
Securities Valuation—Investments for which market quotations are readily available are valued at the closing price on the national securities exchange or market on which such investments are primarily traded and, in the case of securities reported on the Nasdaq system, at the Nasdaq Official Closing Price. The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. If a closing price is not reported on the national securities exchange or market on which such investments are primarily traded, an investment shall be valued using: (i) the closing price on another exchange on which the investment traded (if such price is made available by the Funds' pricing agent) or (ii) investments for which reliable bid and ask quotations are available are valued at the mean between bid and ask prices. Short-term debt maturing in 60 days or less is valued at evaluated bid prices. Securities and assets for which market quotations are not readily available are valued using a fair value determined in good faith by the Adviser, as the Board’s Valuation Designee, under procedures adopted and periodically reviewed by the Board and monitored by the Adviser’s Valuation Committee. Certain common stocks that trade on foreign exchanges are subject to valuation adjustments to account for the market movement between the close of a foreign market in which the security is traded and the close of the New York Stock Exchange. Such valuation adjustments are provided by approved pricing vendors or other independent pricing sources.
Fair Value Measurements—Accounting Standards Codification Topic 820-10 (ASC 820-10) establishes a three-tier framework for measuring fair value based on a hierarchy of inputs.  The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, “quoted” prices in inactive markets, dealer indications, and inputs corroborated by observable market data)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following tables summarize the inputs used as of September 30, 2025 in valuing the Funds’ investments carried at fair value:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
Level 1	$2,592,866,788	$896,641,069	$78,018,396
Level 2	—	—	—
Level 3	—	—	—
Total Investments	$2,592,866,788	$896,641,069	$78,018,396
 Industry classifications for Ariel Fund, Ariel Appreciation Fund, and Ariel Focus Fund are included in the Schedules of Investments for the  respective Fund.

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of September 30, 2025

Ariel International Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$35,700,856	$—	$—	$35,700,856
Consumer Discretionary	51,981,295	—	—	51,981,295
Consumer Staples	14,690,036	—	—	14,690,036
Financials	53,252,163	—	—	53,252,163
Health Care	21,506,129	—	—	21,506,129
Industrials	21,885,209	—	—	21,885,209
Information Technology	42,816,488	—	—	42,816,488
Materials & Processing	8,890,767	—	—	8,890,767
Real Estate	2,099,362	—	—	2,099,362
Utilities	10,402,722	—	—	10,402,722
Total Common Stocks	$263,225,027	$—	$—	$263,225,027
Investment Companies	834,985	—	—	834,985
Short-Term Investments	685,821	—	—	685,821
Total Investments	$264,745,833	$—	$—	$264,745,833
Other Financial Instruments
Forward Currency Contracts^	$—	$(62,105)	$—	$(62,105)

Ariel Global Fund	Level 1	Level 2*	Level 3	Total
Common Stocks
Communication Services	$8,063,991	$—	$—	$8,063,991
Consumer Discretionary	6,329,313	—	—	6,329,313
Consumer Staples	2,250,172	—	—	2,250,172
Financials	8,869,915	—	—	8,869,915
Health Care	6,559,020	—	—	6,559,020
Industrials	3,251,465	—	—	3,251,465
Information Technology	14,315,992	—	—	14,315,992
Materials & Processing	833,915	—	—	833,915
Real Estate	900,257	—	—	900,257
Utilities	2,185,026	—	—	2,185,026
Total Common Stocks	$53,559,066	$—	$—	$53,559,066
Investment Companies	107,897	—	—	107,897
Short-Term Investments	312,161	—	—	312,161
Total Investments	$53,979,124	$—	$—	$53,979,124
Other Financial Instruments
Forward Currency Contracts^	$—	$(70,872)	$—	$(70,872)

*	As of September 30, 2025, the Level 2 investments held were forward currency contracts. See Schedules of Investments.
^
Forward currency contracts derive their value from underlying exchange rates. These instruments are normally valued by pricing vendors using pricing models. The pricing models typically use inputs that are observed from trading in active forward foreign currency markets. As such, forward currency contracts are categorized as Level 2. The value of forward currency contracts that is disclosed in this table is equal to the difference between Open forward currency contracts with unrealized appreciation and Open forward currency contracts with unrealized depreciation shown in the Schedules of Investments.

Securities Transactions and Investment Income—Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Dividend income is recorded on the ex-dividend date, or as soon as the information is available and interest income is recognized on an accrual basis.
Foreign Taxes — Funds that invest in foreign securities may be subject to foreign dividend withholding taxes which are imposed by certain countries in which the Funds invest. These taxes are recorded concurrently with foreign dividend income on ex-dividend date. The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of the foreign tax withheld. The Funds record reclaim receivables based on rates established by applicable tax treaties and market convention. In consideration of recent judgements rendered by European courts, the Ariel International and Ariel Global Funds have filed for additional reclaims ("EU reclaims") related to prior years. A receivable for such EU reclaims is established only when both the amount is known and significant uncertainties regarding collectability are removed. These amounts, if any, are reported in the receivable for dividend reclaims in the  Statements of Assets and Liabilities. Tax reclaims received are reported under investment income on the Statements of Operations and expenses incurred related to filing EU reclaims are reported under professional fees in the Statements of Operations. Expenses that are contingent upon successful EU reclaims are recorded by the Funds once the amount is known.

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of September 30, 2025

Foreign Currency—Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars on a daily basis using exchange rates obtained from an independent third party.  Net realized gain (loss) and net unrealized appreciation (depreciation) on investments include the effects of changes in exchange rates on the underlying investments. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are included as distributable earnings on the Statements of Assets and Liabilities until the underlying assets or liabilities are settled in cash, at which time they are recorded as net realized gain (loss) on foreign currency transactions on the Statements of Operations.
Forward Currency Contracts—Ariel International Fund and Ariel Global Fund use forward currency contracts in a strategy designed to reduce tracking error relative to their respective benchmarks. The primary risk associated with a Fund’s use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the Fund under the contracts.  This counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties.  Forward currency contracts are “marked-to-market” daily, and as noted above, any resulting unrealized gain (loss) is recorded as net unrealized appreciation (depreciation) on forward currency contracts as disclosed in the Schedules of Investments and in the Statements of Assets and Liabilities as a component of distributable earnings. The Funds record realized gain (loss) when a forward currency contract is settled or closed and disclose such realized gain (loss) on the Statements of Operations as net realized gain (loss) on forward currency contracts.
Offsetting Assets and Liabilities—The Funds are subject to various master netting agreements (“Master Netting Agreements”) that govern the terms of certain transactions with select counterparties. Master Netting Agreements seek to reduce the counterparty risk associated with relevant transactions by allowing the Funds to close out and net their total exposure to a counterparty in the event of a default by the other party or a termination event. Termination events include, but are not limited to, a failure to pay or deliver or a breach of the terms of the agreement with respect to transactions governed under a single agreement with that counterparty. The Master Netting Agreements may also specify collateral posting arrangements at pre-arranged exposure levels. The Funds are not currently collateralizing their exposures related to foreign exchange trades. For financial reporting purposes, the Funds do not offset financial assets and liabilities that are subject to the Master Netting Agreements in the Statements of Assets and Liabilities. Gross exposure relating to open forward currency contracts by counterparty is disclosed in the Schedules of Investments as open forward currency contracts with unrealized appreciation (assets) and open forward currency contracts with unrealized depreciation (liabilities) and in total by Fund on the Statements of Assets and Liabilities as unrealized appreciation on forward currency contracts (assets) and unrealized depreciation on forward currency contracts (liabilities). The net recognized asset (appreciation) or liability (depreciation) is shown in the Schedules of Investments as net unrealized appreciation (depreciation) on forward currency contracts.
Class and Expense Allocations—Each class of shares of the Funds has equal rights as to assets and earnings, except that shareholders of each class bear certain class-specific expenses related to marketing and distribution and shareholder servicing and communication. Income, other non-class-specific expense, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. Expenses that are not directly attributable to one or more Funds are allocated among applicable Funds on an equitable and consistent basis considering such things as the nature and type of expense and the relative net assets of the Funds.
Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities. Ariel International Fund and Ariel Global Fund pay all operating expenses not expressly assumed by the Adviser, including custodial and transfer agency fees, fund administration, fund accounting, federal and state securities registration fees, legal and audit fees, and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
Distributions to Shareholders—Dividends from net investment income and net realized capital gains, if any, are declared and paid to shareholders at least annually and are recorded on ex-dividend date.
Use of Estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
NOTE Three | INVESTMENT TRANSACTIONS
Purchases and Sales—Cost of purchases and proceeds from sales of securities, excluding short-term investments, for the year ended September 30, 2025 were as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Purchases	$448,187,702	$221,547,538	$20,287,702	$207,368,598	$50,717,798
Sales	870,646,485	393,282,156	25,284,509	222,126,949	60,729,917

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of September 30, 2025

NOTE Four | INCOME TAX MATTERS AND DISTRIBUTIONS TO SHAREHOLDERS
Income Tax Matters—It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. The Funds file U.S. federal income tax returns in addition to any state and local tax returns that may be required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (September 30, 2022 – 2025), and has concluded that no provision for federal income tax is required in the financial statements.
The cost and unrealized appreciation and depreciation of investments (including derivative instruments) on a federal income tax basis at September 30, 2025 were as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Cost of investments	$1,861,211,505	$614,042,484	$54,701,060	$208,967,558	$43,364,066
Gross unrealized appreciation	906,777,496	312,576,219	24,036,115	61,206,912	11,870,625
Gross unrealized depreciation	(175,122,213)	(29,977,634)	(718,779)	(5,428,637)	(1,255,567)
Net unrealized appreciation (depreciation)	$731,655,283	$282,598,585	$23,317,336	$55,778,275	$10,615,058
The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the deferral of losses due to wash sales and prior period partnership adjustments.
For federal income tax purposes, EU reclaims received by Ariel International Fund and Ariel Global Fund reduce the foreign tax credit that the Funds pass through to shareholders. In the event that EU reclaims received by either Fund during the year exceed creditable foreign withholding taxes paid, and the Fund previously passed through a foreign tax credit to its shareholders, the Fund will enter into a closing agreement with the Internal Revenue Service (“IRS”) in order to pay the associated tax liability on behalf of the Fund’s shareholders. As of September 30, 2025, Ariel Global Fund carried a liability in the amount of $30,220 in anticipation of entering into a closing agreement with the IRS.
Distributions —The tax character of distributions paid during the years ended September 30 was as follows:

	Ariel Fund		Ariel Appreciation Fund		Ariel Focus Fund
	09/30/25	09/30/24	09/30/25	09/30/24	09/30/25	09/30/24
Distributions From
Ordinary Income	$8,511,953	$29,811,258	$7,895,670	$14,710,755	$750,859	$1,068,821
Long-Term Capital Gains	138,936,822	110,515,979	48,207,961	51,105,963	783,434	1,181,394
Total Distributions	$147,448,775	$140,327,237	$56,103,631	$65,816,718	$1,534,293	$2,250,215

	Ariel International Fund		Ariel Global Fund
	09/30/25	09/30/24	09/30/25	09/30/24
Distributions From
Ordinary Income	$11,712,239	$7,699,030	$2,382,444	$6,047,280
Long-Term Capital Gains	1,428,679	—	8,470,239	7,340,344
Total Distributions	$13,140,918	$7,699,030	$10,852,683	$13,387,624
Reclassifications between net asset accounts are made at the end of the fiscal year for such differences that are permanent in nature. These differences are primarily due to merger adjustments, foreign currency, distribution reclassifications or the utilization of a portion of payments made to redeeming shareholders as a distribution for income tax purposes. Reclassifications recorded at September 30, 2025 were as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Paid in Capital	$31,095,062	$8,966,874	$264,684	$1,140,169	$851,439
Undistributed Net Investment Income (Loss)	—	—	—	(947,032)	(46,476)
Accumulated Net Realized Gain (Loss)	(31,095,062)	(8,966,874)	(264,684)	(193,137)	(804,963)

SLOW AND STEADY WINS THE RACE

Notes to the

Financial Statements

As of September 30, 2025

The components of accumulated earnings at September 30, 2025 on a federal income tax basis were as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Undistributed Ordinary Income	$15,478,329	$12,535,429	$1,166,579	$14,280,916	$1,920,120
Undistributed Long- Term Capital Gains	210,640,784	83,688,290	6,604,575	13,467,280	4,354,916
Tax Accumulated Earnings	226,119,113	96,223,719	7,771,154	27,748,196	6,275,036
Accumulated Capital and Other Losses	—	—	—	—	—
Unrealized Appreciation (Depreciation)	731,655,283	282,598,585	23,317,336	56,150,512	10,660,187
Total Accumulated Earnings	$957,774,396	$378,822,304	$31,088,490	$83,898,708	$16,935,223
On June 28, 2019, Ariel Fund acquired the assets of Ariel Discovery Fund through a tax free reorganization. Pursuant to IRS Code Sections 381 & 382, Ariel Fund is limited as to how much of Ariel Discovery Fund’s capital loss carry-forward it can use to offset its net capital gains on an annual basis. The annual limitation available to Ariel Fund is $423,143. During the tax year ended September 30, 2025, the Ariel Fund utilized $423,143 of its capital loss carry-forward.
NOTE Five | INVESTMENT ADVISORY AND OTHER TRANSACTIONS WITH RELATED PARTIES
Management Fees—The Adviser provides investment advisory and administrative services to Ariel Fund, Ariel Appreciation Fund and Ariel Focus Fund under a Management Agreement. The Adviser provides investment advisory services to Ariel International Fund and Ariel Global Fund under an Advisory Agreement (the Management Agreement and the Advisory Agreement, collectively, the “Agreements”). Pursuant to the Agreements, the Adviser is paid a monthly fee on average daily net assets at the annual rates shown below:

Management Fees	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Average Daily Net Assets
First $500 Million	0.65%	0.75%	0.65%	0.80%	0.80%
Next $500 Million	0.60%	0.70%	0.60%	0.80%	0.80%
Over $1 Billion	0.55%	0.65%	0.55%	0.75%	0.75%
The Adviser has contractually agreed to reimburse the Funds to the extent their respective total annual operating expenses (excluding brokerage, interest, taxes, distribution plan expenses and extraordinary items) exceed certain limits as shown below:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund
	Investor Class	Investor Class	Investor Class	Institutional Class
First $30 million	1.50%	1.50%	—	—
Over $30 million	1.00%	1.00%	—	—
On average daily net assets	—	—	1.00%	0.75%
Expiration of waivers*	—	—	2026	2026

	Ariel International Fund		Ariel Global Fund
	Investor Class	Institutional Class	Investor Class	Institutional Class
On average daily net assets	1.13%	0.88%	1.13%	0.88%
Expiration of waivers*	2026	2026	2026	2026
 * Through January 31, 2027. After this date, there is no assurance that such expenses will be limited. The Adviser has no right to recapture previously-waived fees.

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Notes to the

Financial Statements

As of September 30, 2025

Distribution Fees—Ariel Distributors, LLC is the Funds’ distributor and principal underwriter (the “Distributor”). The Trust has adopted a plan of distribution under Rule 12b-1 of the 1940 Act for the Investor Class of the Funds. Under the plan, the Investor Class of each Fund pays 12b-1 distribution fees calculated at an annual rate of 0.25% of average daily net assets on a weekly basis to the Distributor for its services. For the year ended September 30, 2025, distribution fee expenses were as follows:

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Paid to Distributor	$2,890,405	$1,865,364	$114,514	$50,144	$31,199
Paid to Broker/Dealers	$2,073,164	$1,254,594	$67,730	$36,672	$16,853
The remaining amounts were used by the Distributor to offset the costs of marketing, advertising, and other distribution expenses.
Trustees’ Fees—Trustees’ fees and expenses represent only those expenses of disinterested (independent) trustees of the Funds.
NOTE Six | FORWARD CURRENCY CONTRACTS
Net realized gain (loss) and the change in net unrealized appreciation (depreciation) on forward currency contracts as reflected in the Statements of Operations as well as the volume of forward currency contracts measured by the number of trades during the year, and the average notional value of the forward currency contracts for the year ended September 30, 2025 were:

	Ariel International Fund	Ariel Global Fund
Net Realized Gain (Loss) on Forward Currency Contracts	$(2,135,967)	$(370,195)
Change in Net Unrealized Appreciation (Depreciation) on Forward Currency Contracts	$(346,350)	$(107,438)
Volume of Forward Currency Contracts	55	58
Average Notional Value of Forward Currency Contracts	$4,850,932	$1,025,110

Complete lists of forward currency contracts open as of September 30, 2025 are included in the Schedules of Investments for the respective Fund.
Rule 18f-4 under the 1940 Act requires, among other things, that funds deemed to be full derivatives users under the rule limit derivatives exposure through a value-at-risk test and requires such funds to adopt and implement a derivatives risk management program that is reasonably designed to manage derivatives risk. Accordingly,  the Ariel International Fund and Ariel Global Fund have adopted a derivatives risk management program that takes into account how each Fund’s derivatives use affects its investment portfolio strategy, including whether derivatives are used to increase or decrease portfolio risks or facilitate efficient portfolio management.
NOTE Seven | TRANSACTIONS WITH AFFILIATED COMPANIES
If a fund’s holding represents ownership of 5% or more of the outstanding voting securities of a company, the company is deemed to be an affiliate of the fund as defined in the 1940 Act.  The following transactions were made during the year ended September 30, 2025 in securities of a company deemed to be an affiliated company of the Funds:

Security name	Shares Held September 30, 2025	Market Value September 30, 2024	Purchases	Sales	Net realized gain (loss)	Change in unrealized gain (loss)	Market Value September 30, 2025	Dividend Income
Ariel Fund
Common Stocks - 3.60%
Consumer Discretionary - 0.48%
Leslie’s, Inc.(a)	2,240,814	$80,221,027	$33,300,332	—	—	$(101,196,879)	$12,324,480	—
Energy - 3.12%
Core Laboratories, Inc.	6,518,877	64,954,117	35,523,499	—	—	(19,904,296)	80,573,320	176,890
Total Common Stocks		$145,175,144	$68,823,831	$—	$—	$(121,101,175)	$92,897,800	$176,890

(a)	Non-income producing.

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Notes to the

Financial Statements

As of September 30, 2025

NOTE Eight | LINE OF CREDIT
The Funds have a $125,000,000 Line of Credit (the “Line”), which is uncommitted, with Northern Trust. The Line is for temporary or emergency purposes such as to provide liquidity for shareholder redemptions. The Funds incur interest expense on any amounts drawn (borrowed) under the Line. The interest rate charged on borrowing is equal to the Federal Funds Effective Rate plus 1.00%. As of September 30, 2025, there were no outstanding borrowings under the Line.
Borrowings on the Line for the year ended September 30, 2025 are shown below:

Fund	Average daily borrowings	Number of days outstanding	Weighted average annualized interest rate
Ariel Fund	$5,513,194	12	5.33%
Ariel Focus Fund	334,274	4	5.33%
Ariel International Fund	1,783,106	19	5.57%
Ariel Global Fund	479,115	23	5.58%
NOTE Nine | SEGMENT REPORTING
During the reporting period, the Funds adopted FASB Accounting Standards Update ("ASU") 2023-07, Segment Reporting (ASC Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07).  Adoption of the standard impacted financial statement disclosure only and did not affect the Funds’ financial positions or the results of operations for the period. Under ASU 2023-07, each Fund represents a single operating segment and therefore, a single reportable segment. The Chief Financial Officer of the Adviser serves as the chief operating decision maker (CODM). Each Fund’s income, expenses, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
NOTE Ten | ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. The ASU is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
NOTE Eleven | SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated subsequent events occurring after September 30, 2025 through the date the financial statements were issued and determined that there were no such events that would require adjustment to or additional disclosure in these financial statements.

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Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF ARIEL INVESTMENT TRUST:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Ariel Investment Trust, comprising the Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund, and Ariel Global Fund (collectively the “Funds”), including the schedules of investments as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the Ariel Investment Trust as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
November 13, 2025
We have served as the auditor of one or more Ariel Investment Trust investment companies since 2011.

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Important Supplemental Information

September 30, 2025 (Unaudited)

2025 TAX INFORMATION
The following information for the fiscal year ended September 30, 2025 for Ariel Fund, Ariel Appreciation Fund, Ariel Focus Fund, Ariel International Fund and Ariel Global Fund is provided pursuant to provisions of the Internal Revenue Code.

	Ariel Fund	Ariel Appreciation Fund	Ariel Focus Fund	Ariel International Fund	Ariel Global Fund
Long term capital gain distributions paid during the year *	$138,936,822	$48,207,961	$783,434	$1,428,679	$8,470,239
Dividends received deduction % for corporate shareholders	94%	51%	89%	3%	3%
* Designated for purposes of the dividends paid deduction.
Complete information will be reported on Forms 1099-DIV sent to shareholders in January 2026. The Funds intend to designate the maximum amount of qualified dividend income allowed.
FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue Code, Ariel International Fund and Ariel Global Fund have historically designated certain amounts of foreign taxes paid as a foreign tax credit. During the year ended September 30, 2025, these Funds received additional European tax refunds which were greater than the amount of current year foreign taxes paid. As a result, neither the Ariel International Fund nor the Ariel Global Fund elects to pass through a foreign tax credit for the year ended September 30, 2025.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, will receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.
PROXY VOTING POLICIES, PROCEDURES AND RECORD
Both a description of the policies and procedures that the Funds’ investment adviser uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available upon request by calling 800-292-7435. Such information for the Funds is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
SHAREHOLDER STATEMENTS AND REPORTS
The Funds attempt to reduce the volume of mail sent to shareholders by sending one copy of financial reports, prospectuses and other regulatory materials to two or more account holders who share the same address. We will send you a notice at least 60 days before sending only one copy of these documents if we have not received written consent from you previously. Should you wish to receive individual copies of materials, please contact us at 800-292-7435. Once we have received your instructions, we will begin sending individual copies for each account within 30 days.
AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Funds file complete schedules of investments with the SEC for the quarters ended December 31 and June 30 of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds' Forms N-PORT are available on the SEC’s website at www.sec.gov.
All of the Funds’ quarterly reports contain a complete schedule of portfolio holdings. All quarterly reports are made available to shareholders on the Funds’ website at www.arielinvestments.com. Shareholders also may obtain copies of shareholder reports upon request by calling 800-292-7435, or by writing to Ariel Investment Trust, c/o U.S. Bank Global Fund Services, P.O. Box 219227, Kansas City, Missouri, 64121-9227.

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Changes in and Disagreements with Accountants for Open-End Management Investment Companies

As of September 30, 2025

None to report.

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Proxy Disclosures for Open-End Management Investment Companies

As of September 30, 2025

None to report.

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Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

As of September 30, 2025

See amounts disclosed above in the Statements of Operations under "Trustees' Fees and Expenses".

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Statement Regarding Basis for Approval of Investment Advisory Contract

As of September 30, 2025

Not applicable.

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Ariel Investment Trust
c/o U.S. Bank Global Fund Services
P.O. Box 219227
Kansas City, MO 64121-9227
800.292.7435
• arielinvestments.com
• linkedin.com/company/ariel-investments
• instagram.com/arielinvestments
• x.com/arielinvests

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared. The registrant’s certifying officers have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics – Not applicable. Item 2 requirements satisfied through alternative means.

(a)(2) Policy required by the listing standards adopted pursuant to Rule 10D-1 - Not applicable.

(a)(3) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(a)(4) Written solicitation to purchase securities under Rule 23c-1 - Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant.

(b) A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, as amended, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference - Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ariel Investment Trust

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President
(Principal Executive Officer)

Date: November 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mellody L. Hobson
Mellody L. Hobson
President
(Principal Executive Officer)

Date: November 25, 2025

By:	/s/ Adam Nelson
Adam Nelson
Vice President and Treasurer
(Principal Financial Officer)

Date: November 25, 2025